August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited)
Guggenheim Strategic Opportunities Fund
See notes to schedule of investments.
| 1
a
a Shares Value
COMMON STOCKS - 5 .1%
Financial - 1 .9%
CME Group, Inc.
(a)
4,172 $ 1,191,106
Everest Group Ltd.
(a)
3,084 1,155,421
BXP, Inc. REIT
(a)
16,846 1,145,360
Progressive Corp.
(a)
5,235 1,141,649
Healthpeak Properties, Inc. REIT
(a)
54,628 1,137,355
Travelers Companies, Inc.
(a)
3,104 1,135,847
American International Group, Inc.
(a)
14,872 1,135,626
Cincinnati Financial Corp.
(a)
6,678 1,134,592
Franklin Resources, Inc.
(a)
33,140 1,131,731
Globe Life, Inc.
(a)
6,515 1,124,945
UDR, Inc. REIT
(a)
30,333 1,120,804
T. Rowe Price Group, Inc.
(a)
10,069 1,120,478
Hartford Insurance Group, Inc.
(a)
8,155 1,120,334
Arch Capital Group Ltd.*
,(a)
11,419 1,119,861
Essex Property Trust, Inc. REIT
(a)
3,957 1,119,673
Allstate Corp.
(a)
4,336 1,117,821
Aflac, Inc.
(a)
9,645 1,117,373
Federal Realty Investment Trust REIT
(a)
9,615 1,115,628
Chubb Ltd.
(a)
3,288 1,113,317
Mid-America Apartment Communities, Inc. REIT
(a)
8,630 1,111,976
U.S. Bancorp
(a)
18,017 1,109,487
Regency Centers Corp. REIT
(a)
14,823 1,108,316
Camden Property Trust REIT
(a)
10,468 1,107,514
KeyCorp
(a)
51,172 1,105,827
Realty Income Corp. REIT
(a)
18,000 1,103,040
Kimco Realty Corp. REIT
(a)
46,517 1,102,918
VICI Properties, Inc. — Class A REIT
(a)
42,917 1,100,821
Regions Financial Corp.
(a)
36,838 1,100,719
PNC Financial Services Group, Inc.
(a)
4,581 1,097,745
Truist Financial Corp.
(a)
22,107 1,096,065
Invitation Homes, Inc. REIT
(a)
37,582 1,095,139
Huntington Bancshares, Inc.
(a)
65,593 1,094,419
W R Berkley Corp.
(a)
16,086 1,086,770
Synchrony Financial
(a)
14,098 1,086,674
Prudential Financial, Inc.
(a)
9,214 1,083,566
Simon Property Group, Inc. REIT
(a)
5,083 1,079,223
M&T Bank Corp.
(a)
4,606 1,077,528
Extra Space Storage, Inc. REIT
(a)
7,616 1,074,618
Public Storage REIT
(a)
3,470 1,065,255
Host Hotels & Resorts, Inc. REIT
(a)
48,528 1,064,219
Checkers Holdings, Inc.*
,†††
84,343 194,385
Willis Towers Watson plc
(a)
72 24,376
Ameriprise Financial, Inc.
(a)
43 23,784
Charles Schwab Corp.
(a)
216 23,721
Broadridge Financial Solutions, Inc.
(a)
130 23,709
Mastercard, Inc. — Class A
(a)
40 23,572
Blackstone, Inc.
(a)
164 23,491

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
2 |
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Financial - 1.9% (continued)
Coinbase Global, Inc. — Class A*
,(a)
124 $ 23,327
Capital One Financial Corp.
(a)
108 23,167
Invesco Ltd.
(a)
706 23,143
Arthur J Gallagher & Co.
(a)
88 23,069
Raymond James Financial, Inc.
(a)
129 22,984
State Street Corp.
(a)
120 22,966
Brown & Brown, Inc.
(a)
318 22,950
Visa, Inc. — Class A
(a)
60 22,762
JPMorgan Chase & Co.
(a)
63 22,429
Bank of New York Mellon Corp.
(a)
139 22,418
KKR & Company, Inc.
(a)
204 22,383
Interactive Brokers Group, Inc. — Class A
(a)
227 22,085
Intercontinental Exchange, Inc.
(a)
137 22,016
Bank of America Corp.
(a)
355 21,989
BlackRock, Inc.
(a)
19 21,957
Nasdaq, Inc.
(a)
222 21,891
Marsh & McLennan Companies, Inc.
(a)
115 21,827
Welltower, Inc. REIT
(a)
92 21,734
Northern Trust Corp.
(a)
117 21,711
Ares Management Corp. — Class A
(a)
151 21,619
MetLife, Inc.
(a)
225 21,413
Erie Indemnity Co. — Class A
(a)
83 21,211
CBRE Group, Inc. — Class A*
,(a)
145 21,142
Assurant, Inc.
(a)
75 21,140
Ventas, Inc. REIT
(a)
229 20,878
Citizens Financial Group, Inc.
(a)
298 20,523
American Express Co.
(a)
62 20,471
Wells Fargo & Co.
(a)
236 20,388
Apollo Global Management, Inc.
(a)
148 20,214
Berkshire Hathaway, Inc. — Class B*
,(a)
40 20,161
Morgan Stanley
(a)
94 20,052
Equinix, Inc. REIT
(a)
19 19,888
Digital Realty Trust, Inc. REIT
(a)
107 19,858
Fifth Third Bancorp
(a)
368 19,787
Principal Financial Group, Inc.
(a)
177 19,498
Goldman Sachs Group, Inc.
(a)
19 19,492
Loews Corp.
(a)
178 19,276
Cboe Global Markets, Inc.
(a)
64 19,213
Citigroup, Inc.
(a)
145 19,085
Alexandria Real Estate Equities, Inc. REIT
(a)
370 18,977
Equity Residential REIT
(a)
290 18,891
Weyerhaeuser Co. REIT
(a)
801 18,719
Aon plc — Class A
(a)
58 18,648
Prologis, Inc. REIT
(a)
133 18,609
Iron Mountain, Inc. REIT
(a)
157 18,110
CoStar Group, Inc.*
,(a)
554 17,767
American Tower Corp. REIT
(a)
101 17,746
SBA Communications Corp. — Class A REIT
(a)
93 17,638

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 3
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Financial - 1.9% (continued)
Crown Castle, Inc. REIT
(a)
208 $ 15,837
Pershing Square Tontine Holdings, Ltd. — Class A*
,†††,(b)
1,042,740 104
Avison Young (Canada), Inc.* 579 6
Total Financial 45,800,967
Utilities - 1 .0%
Consolidated Edison, Inc.
(a)
10,425 1,115,684
Pinnacle West Capital Corp.
(a)
11,305 1,103,820
Eversource Energy
(a)
15,708 1,101,759
FirstEnergy Corp.
(a)
23,984 1,099,906
American Electric Power Company, Inc.
(a)
8,958 1,096,728
DTE Energy Co.
(a)
8,078 1,095,619
Public Service Enterprise Group, Inc.
(a)
14,936 1,095,257
Evergy, Inc.
(a)
13,505 1,094,175
Duke Energy Corp.
(a)
9,121 1,093,699
Atmos Energy Corp.
(a)
6,580 1,093,135
Alliant Energy Corp.
(a)
16,046 1,090,807
Ameren Corp.
(a)
10,277 1,089,465
PPL Corp.
(a)
31,893 1,088,508
Exelon Corp.
(a)
24,848 1,086,355
WEC Energy Group, Inc.
(a)
10,229 1,086,013
CMS Energy Corp.
(a)
15,906 1,082,562
NextEra Energy, Inc.
(a)
13,137 1,081,701
Southern Co.
(a)
12,243 1,077,384
Xcel Energy, Inc.
(a)
14,219 1,076,236
Sempra
(a)
13,092 1,069,616
Edison International
(a)
15,431 832,965
Constellation Energy Corp.
(a)
79 21,707
American Water Works Company, Inc.
(a)
152 21,011
AES Corp.
(a)
1,323 19,501
Dominion Energy, Inc.
(a)
290 19,143
Vistra Corp.
(a)
138 18,957
Entergy Corp.
(a)
175 18,604
CenterPoint Energy, Inc.
(a)
451 17,860
NRG Energy, Inc.
(a)
158 17,399
NiSource, Inc.
(a)
415 16,982
PG&E Corp.
(a)
1,149 15,247
Total Utilities 22,837,805
Consumer, Non-cyclical - 0 .9%
J M Smucker Co.
(a)
9,317 1,222,018
Altria Group, Inc.
(a)
17,096 1,170,734
Pfizer, Inc.
(a)
40,241 1,145,259
Viatris, Inc.
(a)
69,284 1,143,879
Procter & Gamble Co.
(a)
7,829 1,136,144
Kraft Heinz Co.
(a)
44,105 1,132,175
CVS Health Corp.
(a)
12,021 1,128,892
Gilead Sciences, Inc.
(a)
7,689 1,125,208
Centene Corp.*
,(a)
17,443 1,122,283

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
4 |
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Philip Morris International, Inc.
(a)
5,990 $ 1,121,927
Cigna Group
(a)
4,047 1,117,296
PepsiCo, Inc.
(a)
7,937 1,113,879
Medtronic plc
(a)
12,097 1,096,593
Hershey Co.
(a)
6,025 1,061,665
Tyson Foods, Inc. — Class A
(a)
19,210 1,059,239
Hormel Foods Corp.
(a)
46,103 1,007,351
Mondelez International, Inc. — Class A
(a)
8,342 517,788
Moderna, Inc.*
,(a)
415 58,241
WW International, Inc.* 2,685 44,813
Charles River Laboratories International, Inc.*
,(a)
104 29,977
Global Payments, Inc.
(a)
306 27,861
IQVIA Holdings, Inc.*
,(a)
106 27,686
Bio-Techne Corp.
(a)
367 26,538
PayPal Holdings, Inc.
(a)
471 24,805
Baxter International, Inc.
(a)
954 24,804
Regeneron Pharmaceuticals, Inc.
(a)
31 24,771
Thermo Fisher Scientific, Inc.
(a)
40 24,684
Revvity, Inc.
(a)
191 24,576
Becton Dickinson & Co.
(a)
130 24,454
Merck & Company, Inc.
(a)
163 24,085
Amgen, Inc.
(a)
56 24,073
Automatic Data Processing, Inc.
(a)
84 24,037
Vertex Pharmaceuticals, Inc.*
,(a)
44 23,959
Labcorp Holdings, Inc.
(a)
72 23,952
Block, Inc.*
,(a)
291 23,868
Dexcom, Inc.*
,(a)
259 23,585
ResMed, Inc.
(a)
98 23,530
Abbott Laboratories
(a)
213 23,507
General Mills, Inc.
(a)
564 23,237
Bristol-Myers Squibb Co.
(a)
346 23,116
Estee Lauder Companies, Inc. — Class A
(a)
225 23,017
Quest Diagnostics, Inc.
(a)
95 22,828
Incyte Corp.*
,(a)
184 22,672
Corpay, Inc.*
,(a)
56 22,641
Agilent Technologies, Inc.
(a)
147 22,573
Danaher Corp.
(a)
105 22,424
Universal Health Services, Inc. — Class B
(a)
131 22,313
McKesson Corp.
(a)
25 22,133
Henry Schein, Inc.*
,(a)
246 22,091
AbbVie, Inc.
(a)
86 22,052
Cencora, Inc.
(a)
68 22,005
Equifax, Inc.
(a)
116 21,943
Corteva, Inc.
(a)
258 21,835
Zimmer Biomet Holdings, Inc.
(a)
218 21,809
Solventum Corp.*
,(a)
239 21,763
Moody's Corp.
(a)
43 21,700
Biogen, Inc.*
,(a)
100 21,665

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 5
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Consumer, Non-cyclical - 0.9% (continued)
Waters Corp.*
,(a)
52 $ 21,561
Johnson & Johnson
(a)
81 21,534
Avery Dennison Corp.
(a)
123 21,416
STERIS plc
(a)
92 21,403
Cintas Corp.
(a)
106 21,390
GE HealthCare Technologies, Inc.
(a)
300 21,369
HCA Healthcare, Inc.
(a)
51 21,137
Cardinal Health, Inc.
(a)
90 21,116
McCormick & Company, Inc.
(a)
384 20,820
Coca-Cola Co.
(a)
232 20,571
Kimberly-Clark Corp.
(a)
190 20,511
Verisk Analytics, Inc. — Class A
(a)
105 20,347
Edwards Lifesciences Corp.*
,(a)
224 20,328
Humana, Inc.
(a)
53 20,311
Kenvue, Inc.
(a)
1,072 20,239
West Pharmaceutical Services, Inc.
(a)
59 20,125
Stryker Corp.
(a)
62 20,076
Sysco Corp.
(a)
245 19,865
Cooper Companies, Inc.*
,(a)
283 19,835
Eli Lilly & Co.
(a)
17 19,664
S&P Global, Inc.
(a)
45 19,613
Church & Dwight Company, Inc.
(a)
196 19,557
IDEXX Laboratories, Inc.*
,(a)
35 19,484
Monster Beverage Corp.*
,(a)
424 19,470
Keurig Dr Pepper, Inc.
(a)
611 19,466
Brown-Forman Corp. — Class B
(a)
731 19,423
Archer-Daniels-Midland Co.
(a)
238 19,347
Colgate-Palmolive Co.
(a)
214 19,221
Boston Scientific Corp.*
,(a)
391 18,885
Clorox Co.
(a)
193 18,852
Elevance Health, Inc.
(a)
48 18,842
UnitedHealth Group, Inc.
(a)
48 18,692
United Rentals, Inc.
(a)
18 18,684
Molson Coors Beverage Co. — Class B
(a)
469 18,647
Insulet Corp.*
,(a)
125 18,583
Quanta Services, Inc.
(a)
30 18,213
Align Technology, Inc.*
,(a)
113 18,056
Zoetis, Inc.
(a)
232 17,887
Constellation Brands, Inc. — Class A
(a)
135 17,634
Bunge Global S.A.
(a)
151 17,548
Intuitive Surgical, Inc.*
,(a)
46 17,336
DaVita, Inc.*
,(a)
98 17,249
Kroger Co.
(a)
298 17,147
Rollins, Inc.
(a)
400 14,428
Save-A-Lot*
,†††
1,871,199 187
Endo Guc Trust — Class A*
,†††
13,803 1
Total Consumer, Non-cyclical 20,280,023

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
6 |
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Consumer, Cyclical - 0 .3%
Hasbro, Inc.
(a)
12,094 $ 1,138,045
Ford Motor Co.
(a)
79,903 1,113,848
Las Vegas Sands Corp.
(a)
24,005 1,051,659
TKO Group Holdings, Inc. — Class A
(a)
5,644 1,030,651
Best Buy Co, Inc.
(a)
12,709 1,018,626
SHO Holding I Corp.*
,†††
768 603,025
Exide Technologies*
,†††
342 295,029
FG Parent LLC*
,†††
46,808 29,255
Genuine Parts Co.
(a)
195 26,456
Target Corp.
(a)
151 24,293
Chipotle Mexican Grill, Inc. — Class A*
,(a)
630 23,959
Dollar Tree, Inc.*
,(a)
175 22,153
Dollar General Corp.
(a)
173 21,928
Ulta Beauty, Inc.*
,(a)
40 21,484
Williams-Sonoma, Inc.
(a)
94 21,455
Tractor Supply Co.
(a)
612 21,359
Carvana Co. — Class A*
,(a)
288 21,156
General Motors Co.
(a)
244 21,062
PACCAR, Inc.
(a)
169 20,978
Live Nation Entertainment, Inc.*
,(a)
116 20,867
Domino's Pizza, Inc.
(a)
61 20,866
Starbucks Corp.
(a)
195 20,719
Fastenal Co.
(a)
419 20,661
PulteGroup, Inc.
(a)
163 20,590
United Airlines Holdings, Inc.*
,(a)
189 20,410
Darden Restaurants, Inc.
(a)
95 20,355
Copart, Inc.*
,(a)
611 20,157
Delta Air Lines, Inc.
(a)
253 19,734
Home Depot, Inc.
(a)
60 19,670
WW Grainger, Inc.
(a)
15 19,642
Yum! Brands, Inc.
(a)
128 19,624
Ross Stores, Inc.
(a)
84 19,197
Lululemon Athletica, Inc.*
,(a)
159 19,121
DR Horton, Inc.
(a)
132 19,082
Royal Caribbean Cruises Ltd.
(a)
71 19,081
NVR, Inc.*
,(a)
3 18,946
O'Reilly Automotive, Inc.*
,(a)
213 18,914
Costco Wholesale Corp.
(a)
20 18,878
Tesla, Inc.*
,(a)
51 18,765
Lowe's Companies, Inc.
(a)
89 18,218
Hilton Worldwide Holdings, Inc.
(a)
57 18,028
Lennar Corp. — Class A
(a)
214 18,000
Ferguson Enterprises, Inc.
(a)
80 17,961
Southwest Airlines Co.
(a)
466 17,955
AutoZone, Inc.*
,(a)
6 17,947
McDonald's Corp.
(a)
68 17,921
Carnival Corporation Ltd.
(a)
743 17,750
Ralph Lauren Corp. — Class A
(a)
51 17,692

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 7
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Consumer, Cyclical - 0.3% (continued)
Cummins, Inc.
(a)
31 $ 17,496
Norwegian Cruise Line Holdings Ltd.*
,(a)
1,069 17,254
Marriott International, Inc. — Class A
(a)
50 17,088
MGM Resorts International*
,(a)
413 17,082
NIKE, Inc. — Class B
(a)
433 16,913
Tapestry, Inc.
(a)
137 16,904
Wynn Resorts Ltd.
(a)
184 16,795
Walmart, Inc.
(a)
160 16,779
Casey's General Stores, Inc.
(a)
21 15,796
TJX Companies, Inc.
(a)
116 15,534
Deckers Outdoor Corp.*
,(a)
174 15,152
Aptiv plc*
,(a)
297 13,294
Accuride Corp.*
,†††,∞
3,087,395 309
Accuride Liquidating Trust*
,†††,∞
190 —
Total Consumer, Cyclical 7,279,568
Industrial - 0 .2%
United Parcel Service, Inc. — Class B
(a)
10,996 1,146,113
Stanley Black & Decker, Inc.
(a)
11,433 1,101,798
Amcor plc
(a)
23,988 1,100,809
Honeywell International, Inc.
(a)
5,052 1,078,754
Mettler-Toledo International, Inc.*
,(a)
17 23,887
Garmin Ltd.
(a)
84 23,865
Axon Enterprise, Inc.*
,(a)
42 23,796
Jacobs Solutions, Inc.
(a)
158 23,550
Smurfit Westrock plc
(a)
494 23,169
Allegion plc
(a)
148 22,977
Veralto Corp.
(a)
233 22,967
Deere & Co.
(a)
35 22,922
Nordson Corp.
(a)
70 22,520
Trimble, Inc.*
,(a)
375 22,477
RTX Corp.
(a)
108 22,435
Expeditors International of Washington, Inc.
(a)
118 22,379
Ball Corp.
(a)
350 22,039
Union Pacific Corp.
(a)
73 21,949
Westinghouse Air Brake Technologies Corp.
(a)
76 21,731
Norfolk Southern Corp.
(a)
63 21,596
Parker-Hannifin Corp.
(a)
22 21,548
Emerson Electric Co.
(a)
140 21,342
3M Co.
(a)
124 21,307
General Dynamics Corp.
(a)
57 21,167
CSX Corp.
(a)
418 21,113
Illinois Tool Works, Inc.
(a)
76 20,928
Eaton Corp. plc
(a)
52 20,898
Ingersoll Rand, Inc.
(a)
271 20,881
Packaging Corporation of America
(a)
89 20,821
Amphenol Corp. — Class A
(a)
130 20,611
IDEX Corp.
(a)
90 20,578

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
8 |
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Industrial - 0.2% (continued)
General Electric Co.
(a)
61 $ 20,478
AMETEK, Inc.
(a)
87 20,460
Lockheed Martin Corp.
(a)
36 20,204
FedEx Corp.
(a)
61 19,971
Republic Services, Inc. — Class A
(a)
90 19,883
GE Vernova, Inc.
(a)
22 19,768
A O Smith Corp.
(a)
334 19,749
Xylem, Inc.
(a)
179 19,710
Snap-on, Inc.
(a)
51 19,702
Masco Corp.
(a)
273 19,700
Teledyne Technologies, Inc.*
,(a)
32 19,614
TE Connectivity plc
(a)
95 19,499
Otis Worldwide Corp.
(a)
274 19,490
Keysight Technologies, Inc.*
,(a)
60 19,362
Boeing Co.*
,(a)
93 19,324
Johnson Controls International plc
(a)
139 19,215
Vulcan Materials Co.
(a)
71 19,140
DuPont de Nemours, Inc.
(a)
142 19,112
Trane Technologies plc
(a)
43 19,109
Howmet Aerospace, Inc.
(a)
78 19,106
Fortive Corp.
(a)
323 19,005
Huntington Ingalls Industries, Inc.
(a)
65 18,928
Northrop Grumman Corp.
(a)
35 18,889
TransDigm Group, Inc.
(a)
16 18,748
Rockwell Automation, Inc.
(a)
44 18,675
Waste Management, Inc.
(a)
85 18,608
Hubbell, Inc. — Class B
(a)
41 18,573
EMCOR Group, Inc.
(a)
25 18,363
Caterpillar, Inc.
(a)
23 18,342
J.B. Hunt Transport Services, Inc.
(a)
69 18,317
CRH plc
(a)
193 18,198
Martin Marietta Materials, Inc.
(a)
35 18,154
Vertiv Holdings Co. — Class A
(a)
69 17,852
Dover Corp.
(a)
91 17,675
Comfort Systems USA, Inc.
(a)
11 17,002
Builders FirstSource, Inc.*
,(a)
256 16,998
Textron, Inc.
(a)
211 16,998
Jabil, Inc.
(a)
55 16,789
L3Harris Technologies, Inc.
(a)
63 16,774
Carrier Global Corp.
(a)
285 16,593
Old Dominion Freight Line, Inc.
(a)
82 16,397
Pentair plc
(a)
266 16,082
CH Robinson Worldwide, Inc.
(a)
105 15,714
Coherent Corp.*
,(a)
55 15,281
Generac Holdings, Inc.*
,(a)
81 15,016
Honeywell Aerospace, Inc.*
,(a)
93 14,704
Fedex Freight Holding Company, Inc.*
,(a)
109 14,578
Lennox International, Inc.
(a)
38 14,540

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 9
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Industrial - 0.2% (continued)
Flex Ltd.*
,(a)
129 $ 14,093
Targus, Inc.
†††
90,098 802
Ralliant Corp.
(a)
1 62
YAK BLOCKER 2 LLC
†††
65,687 6
Total Industrial 5,912,279
Energy - 0 .2%
ONEOK, Inc.
(a)
12,933 1,241,697
Expand Energy Corp.
(a)
11,727 1,151,122
Chevron Corp.
(a)
5,479 1,129,441
APA Corp.
(a)
25,704 1,109,128
Marathon Petroleum Corp.
(a)
74 27,626
Valero Energy Corp.
(a)
75 26,919
Phillips 66
(a)
107 26,384
ConocoPhillips
(a)
162 21,463
SLB Ltd.
(a)
349 20,975
Targa Resources Corp.
(a)
71 20,849
ExxonMobil Holdings Corp.
(a)
128 20,602
Occidental Petroleum Corp.
(a)
338 20,341
Devon Energy Corp.
(a)
415 20,132
Williams Companies, Inc.
(a)
267 20,038
EOG Resources, Inc.
(a)
138 20,005
Diamondback Energy, Inc.
(a)
99 19,848
EQT Corp.
(a)
362 19,613
Baker Hughes Co. — Class A
(a)
308 19,573
Kinder Morgan, Inc.
(a)
605 19,505
Texas Pacific Land Corp.
(a)
51 19,091
Halliburton Co.
(a)
488 17,983
First Solar, Inc.*
,(a)
78 15,748
Revenir Energy, Inc.
†††
2,359 260
Total Energy 5,008,343
Technology - 0 .2%
QUALCOMM, Inc.
(a)
6,950 1,184,836
HP, Inc.
(a)
37,284 1,119,266
International Business Machines Corp.
(a)
4,775 1,116,729
Scribe America
†††
8,620 344,791
Sandisk Corp.*
,(a)
28 43,868
Veeva Systems, Inc. — Class A*
,(a)
118 33,711
Zebra Technologies Corp. — Class A*
,(a)
89 31,466
Salesforce, Inc.
(a)
112 28,844
Crowdstrike Holdings, Inc. — Class A*
,(a)
120 27,720
Workday, Inc. — Class A*
,(a)
140 27,643
Palantir Technologies, Inc. — Class A*
,(a)
147 27,398
ServiceNow, Inc.*
,(a)
181 26,786
Jack Henry & Associates, Inc.
(a)
149 25,019
Microsoft Corp.
(a)
49 24,857
Roper Technologies, Inc.
(a)
58 24,629
Gartner, Inc.*
,(a)
124 24,566

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
10 |
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Technology - 0.2% (continued)
Super Micro Computer, Inc.*
,(a)
656 $ 24,456
Paychex, Inc.
(a)
192 24,449
Adobe, Inc.*
,(a)
82 24,009
Fortinet, Inc.*
,(a)
140 23,930
Cognizant Technology Solutions Corp. — Class A
(a)
368 23,765
Intuit, Inc.
(a)
66 23,714
Dell Technologies, Inc. — Class C
(a)
52 23,713
Tyler Technologies, Inc.*
,(a)
63 23,450
Autodesk, Inc.*
,(a)
87 22,492
NetApp, Inc.
(a)
121 22,420
Hewlett Packard Enterprise Co.
(a)
426 22,254
PTC, Inc.*
,(a)
141 21,959
Leidos Holdings, Inc.
(a)
155 21,733
NVIDIA Corp.
(a)
97 21,416
Accenture plc — Class A
(a)
112 21,253
Micron Technology, Inc.
(a)
22 21,092
Lumentum Holdings, Inc.*
,(a)
23 21,039
Apple, Inc.
(a)
66 20,912
Advanced Micro Devices, Inc.*
,(a)
43 20,241
Take-Two Interactive Software, Inc.*
,(a)
92 20,212
Datadog, Inc. — Class A*
,(a)
85 20,148
Fidelity National Information Services, Inc.
(a)
488 19,896
Seagate Technology Holdings plc
(a)
24 19,881
Teradyne, Inc.
(a)
56 19,590
Broadcom, Inc.
(a)
52 19,258
Fiserv, Inc.*
,(a)
360 19,192
Skyworks Solutions, Inc.
(a)
276 18,495
Synopsys, Inc.*
,(a)
42 18,463
Fair Isaac Corp.*
,(a)
16 18,355
MSCI, Inc. — Class A
(a)
32 18,260
Lam Research Corp.
(a)
60 18,089
Western Digital Corp.
(a)
40 18,022
Texas Instruments, Inc.
(a)
69 18,003
Applied Materials, Inc.
(a)
39 17,877
Analog Devices, Inc.
(a)
49 17,745
Cadence Design Systems, Inc.*
,(a)
50 16,939
Monolithic Power Systems, Inc.
(a)
13 16,481
Intel Corp.*
,(a)
181 16,201
Akamai Technologies, Inc.*
,(a)
149 16,184
Microchip Technology, Inc.
(a)
220 16,159
KLA Corp.
(a)
91 15,966
NXP Semiconductors N.V.
(a)
68 15,276
Marvell Technology, Inc.
(a)
72 15,240
Oracle Corp.
(a)
96 14,316
ON Semiconductor Corp.*
,(a)
176 13,040
Total Technology 4,997,714

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 11
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Communications - 0 .2%
Verizon Communications, Inc.
(a)
23,038 $ 1,152,361
Omnicom Group, Inc.
(a)
12,893 1,128,524
LuxCo 3 SARL 56,594 1,049,746
Figs, Inc. — Class A*
,(a)
10,450 160,303
Xplore, Inc.* 61,305 44,238
DoorDash, Inc. — Class A*
,(a)
127 29,431
Palo Alto Networks, Inc.*
,(a)
74 28,278
Expedia Group, Inc.
(a)
88 27,907
Airbnb, Inc. — Class A*
,(a)
149 27,300
Arista Networks, Inc.*
,(a)
128 25,048
FactSet Research Systems, Inc.
(a)
78 24,457
Gen Digital, Inc.
(a)
787 24,397
Booking Holdings, Inc.
(a)
120 23,891
Robinhood Markets, Inc. — Class A*
,(a)
224 23,477
GoDaddy, Inc. — Class A*
,(a)
239 23,393
Motorola Solutions, Inc.
(a)
47 22,809
CDW Corp.
(a)
150 22,737
AT&T, Inc.
(a)
824 21,333
Comcast Corp. — Class A
(a)
794 21,136
Uber Technologies, Inc.*
,(a)
279 21,106
Walt Disney Co.
(a)
196 21,080
Amazon.com, Inc.*
,(a)
81 21,041
Warner Bros Discovery, Inc.*
,(a)
733 20,912
Charter Communications, Inc. — Class A*
,(a)
137 20,884
Paramount Skydance Corp. — Class B
(a)
1,876 20,467
F5, Inc.*
,(a)
50 20,357
Meta Platforms, Inc. — Class A
(a)
34 19,460
VeriSign, Inc.
(a)
67 19,315
Netflix, Inc.*
,(a)
233 18,885
eBay, Inc.
(a)
182 18,848
T-Mobile US, Inc.
(a)
103 18,585
Cisco Systems, Inc.
(a)
163 18,010
Ciena Corp.*
,(a)
45 17,226
Corning, Inc.
(a)
115 17,104
News Corp. — Class A
(a)
521 16,000
Reddit, Inc. — Class A*
,(a)
107 15,816
EchoStar Corp. — Class A*
,(a)
167 14,435
Trade Desk, Inc. — Class A*
,(a)
981 13,459
AppLovin Corp. — Class A*
,(a)
39 12,170
Fox Corp. — Class A
(a)
175 11,786
Alphabet, Inc. — Class A
(a)
30 10,181
Alphabet, Inc. — Class C
(a)
24 8,050
Fox Corp. — Class B
(a)
122 7,347
News Corp. — Class B
(a)
172 5,919
Total Communications 4,289,209
Basic Materials - 0 .1%
LyondellBasell Industries N.V. — Class A
(a)
16,949 1,103,041

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
12 |
a
a Shares Value
COMMON STOCKS - 5.1% (continued)
Basic Materials - 0.1% (continued)
Dow, Inc.
(a)
35,419 $ 1,080,988
CF Industries Holdings, Inc.
(a)
5,089 661,723
Albemarle Corp.
(a)
219 29,558
Newmont Corp.
(a)
205 25,842
Freeport-McMoRan, Inc.
(a)
311 23,555
Mosaic Co.
(a)
954 23,011
International Paper Co.
(a)
600 22,758
International Flavors & Fragrances, Inc.
(a)
261 22,532
Sherwin-Williams Co.
(a)
64 21,684
Air Products and Chemicals, Inc.
(a)
70 21,662
Ecolab, Inc.
(a)
74 20,957
PPG Industries, Inc.
(a)
172 19,293
Nucor Corp.
(a)
77 19,222
Qnity Electronics, Inc.
(a)
158 18,870
Linde plc
(a)
38 18,604
Steel Dynamics, Inc.
(a)
72 16,749
Total Basic Materials 3,150,049
Transport-Aircraft - 0 .1%
FTAI Aircraft Leasing Offshore SPV, LP 1,250,000 1,250,000
Total Common Stocks
(Cost $121,415,622) 120,805,957
PREFERRED STOCKS - 6 .0%
Financial - 4 .6%
Goldman Sachs Group, Inc.
7.50%
◊,(a)
8,350,000 8,650,834
6.50% due 12/31/70
(a)
7,550,000 7,513,530
6.85%
◊
1,500,000 1,537,257
Citigroup, Inc.
6.88%
(a)
4,500,000 4,555,044
6.75% 3,100,000 3,110,537
6.63% 2,420,000 2,454,408
6.95% 2,000,000 2,023,620
4.15% 2,000,000 1,994,930
6.25% 28,800 696,960
Wells Fargo & Co.
6.55%
(c),(d)
4,050,000 4,051,551
4.75%
(a)
183,750 3,274,425
4.70%
(a)
148,000 2,598,880
6.13% due 12/31/70
(a)
1,200,000 1,189,220
4.38%
(a)
50,000 819,500
Charles Schwab Corp.
6.10% due 12/31/70
(a)
5,500,000 5,424,864
4.00% 3,150,000 2,931,040
Bank of America Corp.
4.38%
(a)
275,000 4,578,750
4.38%
(a)
1,860,000 1,851,488
6.25% 1,400,000 1,401,786

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 13
a
a Shares Value
PREFERRED STOCKS - 6.0% (continued)
Financial - 4.6% (continued)
4.13%
(a)
26,000 $ 418,080
JPMorgan Chase & Co.
6.10% due 12/31/70 3,050,000 3,054,535
6.50% 2,400,000 2,438,280
4.55%
(a)
49,000 876,120
4.20%
(a)
40,000 670,800
4.63%
(a)
24,000 436,800
Bank of New York Mellon Corp.
5.95%
(a)
5,340,000 5,351,700
State Street Corp.
6.35%
(a)
3,800,000 3,783,875
6.45%
(a)
1,400,000 1,411,368
Jackson Financial, Inc.
8.00%
(a)
152,000 3,912,480
Lincoln National Corp.
9.25%
(a)
3,600,000 3,777,242
Public Storage
4.63%
(a)
144,400 2,473,572
4.13%
(a)
16,400 250,428
W R Berkley Corp.
4.13% due 03/30/61 126,000 1,903,860
4.25% 36,800 572,976
Globe Life, Inc.
4.25% due 06/15/61 161,000 2,440,760
American National Group, Inc.
7.38% 88,000 2,039,840
PartnerRe Ltd.
4.88%
(a)
128,000 1,984,000
Keenova 17,657 1,696,538
American Financial Group, Inc.
4.50% 100,000 1,610,000
Equitable Holdings, Inc.
4.30%
(a)
82,000 1,369,400
CNO Financial Group, Inc.
5.13% due 11/25/60 80,000 1,298,400
Corebridge Financial, Inc.
6.88% due 12/31/70 1,100,000 1,138,964
Assurant, Inc.
5.25% 58,000 1,067,780
Arch Capital Group Ltd.
4.55%
(a)
38,000 600,780
Selective Insurance Group, Inc.
4.60%
(a)
36,000 555,840
RenaissanceRe Holdings Ltd.
4.20% 13,000 191,360
Par Health 17,657 99,321
Avison Young (Canada), Inc.
12.50% 815,493 32,620

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
14 |
a
a Shares Value
PREFERRED STOCKS - 6.0% (continued)
Financial - 4.6% (continued)
First Republic Bank
4.50%* 200,000 $ 40
4.25%* 158,000 32
4.13% 84,800 17
Total Financial 108,116,432
Communications - 0 .4%
AT&T Mobility II LLC
6.80%
†††
10,000 10,066,650
Government - 0 .4%
CoBank ACB
7.25%
(a),(c)
4,300,000 4,345,589
4.25% 2,200,000 2,182,068
7.13% 500,000 504,809
Federal Agricultural Mortgage Corp.
5.75%
(a)
80,821 1,677,844
Total Government 8,710,310
Consumer, Non-cyclical - 0 .3%
Ingenovis Health, LP
†††
6,598 6,817,773
Utilities - 0 .1%
NextEra Energy Capital Holdings, Inc.
6.50% due 04/15/86 67,500 1,579,500
6.50% due 06/01/85 60,600 1,409,556
Total Utilities 2,989,056
Energy - 0 .1%
Venture Global LNG, Inc.
9.00%
(a),(e)
2,930,000 2,970,174
Consumer, Cyclical - 0 .1%
Exide Technologies
8.00%*
,†††
761 1,186,285
Total Preferred Stocks
(Cost $165,873,522) 140,856,680
PRIVATE FUNDS
(f)
- 1 .8%
FTAI Aircraft Leasing Offshore SPV, LP* 22,435,685
HPC NAV I 2025 8,236,743
Ares Global Loan Funding 1 5,922,539
Coller Capital Ltd. 4,586,553
BCM CLO, LP 259,216
Total Private Funds
(Cost $41,052,077) 41,440,736
WARRANTS - 0 .0%
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*
,†††,(b)
318,615 32
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/27*
,†††,(b)
115,860 12

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 15
a
a Shares Value
WARRANTS - 0.0% (continued)
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26* 26,852 $ 5
Total Warrants
(Cost $62,178) 49
RIGHTS - 0 .0%
Communications - 0 .0%
Xplore, Inc.
†††
4,673 —
Total Rights
(Cost $—) —
EXCHANGE-TRADED FUNDS
(g)
- 2 .6%
iShares Core S&P 500 ETF
(a)
73,438 56,601,604
Invesco QQQ Trust Series 1
(a)
2,321 1,663,600
SPDR S&P 500 ETF Trust
(a)
2,155 1,652,993
iShares Russell 2000 ETF
(a)
5,518 1,621,906
Total Exchange-Traded Funds
(Cost $47,476,214) 61,540,103
CLOSED-END MUTUAL FUNDS
(g)
- 0 .8%
Guggenheim Active Allocation Fund
∞
950,000 14,326,000
Blackstone Strategic Credit Fund 186,741 2,097,101
BlackRock Credit Allocation Income Trust 184,289 1,853,947
Eaton Vance Limited Duration Income Fund 141,764 1,288,635
Total Closed-End Mutual Funds
(Cost $19,143,524) 19,565,683
MONEY MARKET FUNDS
(g)
- 2 .2%
BNY Dreyfus Treasury Securities Cash Management Fund
— Institutional Shares, 3.59%
(h)
47,806,638 47,806,638
BNY Dreyfus Treasury Obligations Cash Management Fund
— Institutional Shares, 3.55%
(h)
3,115,560 3,115,560
Total Money Market Funds
(Cost $50,922,198) 50,922,198
Face
Amount
~
CORPORATE BONDS - 44 .6%
Financial - 13 .8%
Insured Lending 1 Ltd.
6.50% due 02/04/32
†††,(i)
EUR 19,600,000 22,763,440
Global Atlantic Fin Co.
7.25% due 03/01/56
(a),(d),(e)
12,885,000 12,437,039
3.13% due 06/15/31
(a),(e)
1,750,000 1,543,064
Morgan Stanley Finance LLC
0.50% due 10/23/29
◊,†††
13,500,000 11,666,700
Sherwood Financing plc
7.90% (3 Month EURIBOR + 5.50%) due 12/15/29
◊
EUR 3,100,000 3,597,988
9.63% due 12/15/29
(a),(e)
GBP 2,000,000 2,780,466
7.63% due 12/15/29
(e)
EUR 1,700,000 2,022,570

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
16 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Financial - 13.8% (continued)
Encore Capital Group, Inc.
8.50% due 05/15/30
(a),(e)
6,100,000 $ 6,468,300
6.63% due 04/15/31
(a),(e)
1,700,000 1,707,046
Allianz SE
6.55%
(c),(d),(e)
5,400,000 5,411,551
6.50%
(c),(d),(e)
2,600,000 2,582,061
Accident Fund Insurance Co. of America
8.50% due 08/01/32
(a),(e)
7,000,000 6,968,316
Focus Financial Partners LLC
6.75% due 09/15/31
(a),(e)
4,950,000 4,924,161
7.25% due 09/15/31
(a),(e)
2,000,000 2,022,329
Sumitomo Life Insurance Co.
5.88% due 09/10/55
(a),(d),(e)
6,750,000 6,586,721
Hunt Companies, Inc.
5.25% due 04/15/29
(a),(e)
6,769,000 6,542,235
Wilton RE Ltd.
6.00%
(a),(c),(d),(e)
6,786,000 6,406,726
PennyMac Financial Services, Inc.
6.88% due 02/15/33
(a),(e)
2,800,000 2,661,055
7.13% due 11/15/30
(a),(e)
2,650,000 2,660,849
7.88% due 12/15/29
(a),(e)
850,000 877,034
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00% due 08/15/28
(a),(e)
6,147,000 5,953,546
Dyal Capital Partners III (A), LP
4.40% due 06/15/40
†††
6,350,683 5,948,141
Corebridge Financial, Inc.
6.88% due 12/15/52
(a),(d)
5,840,000 5,926,777
CrossCountry Intermediate HoldCo LLC
6.50% due 10/01/30
(a),(e)
5,500,000 5,353,757
6.75% due 12/01/32
(e)
285,000 272,967
7.75% due 08/15/31
(e)
250,000 250,310
Enstar Group Ltd.
6.69% due 07/15/37
(d),(e)
3,600,000 3,501,702
7.50% due 04/01/45
(a),(d),(e)
2,200,000 2,279,583
OneMain Finance Corp.
6.75% due 09/15/33
(a)
2,200,000 2,165,675
4.00% due 09/15/30
(a)
2,200,000 2,030,912
7.88% due 03/15/30
(a)
750,000 777,641
3.88% due 09/15/28 800,000 775,311
Reinsurance Group of America, Inc.
6.38% due 09/15/56
(a),(d)
5,050,000 4,912,889
6.65% due 09/15/55
(a),(d)
800,000 795,826
Maple Grove Funding Trust I
4.16% due 08/15/51
(a),(e)
8,000,000 5,597,651
Nationwide Financial Services, Inc.
6.75% due 05/15/37
(a)
5,680,000 5,520,146

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 17
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Financial - 13.8% (continued)
Fidelis Insurance Holdings Ltd.
7.75% due 06/15/55
(a),(d)
5,000,000 $ 5,205,105
Alliant Holdings Intermediate LLC / Alliant Holdings
Co-Issuer
7.38% due 10/01/32
(e)
3,550,000 3,595,195
4.25% due 10/15/27
(a),(e)
725,000 717,696
7.00% due 01/15/31
(e)
425,000 431,716
6.75% due 04/15/28
(e)
350,000 352,881
American National Group, Inc.
7.00% due 12/01/55
(a),(d)
5,250,000 5,015,554
AmFam Holdings, Inc.
3.83% due 03/11/51
(a),(e)
7,200,000 4,984,630
Jones Deslauriers Insurance Management, Inc.
7.25% due 10/01/33
(e)
CAD 3,920,000 2,715,543
8.50% due 03/15/30
(a),(e)
2,050,000 2,112,705
Rfna, LP
7.88% due 02/15/30
(a),(e)
4,750,000 4,810,254
UWM Holdings LLC
6.25% due 03/15/31
(a),(e)
5,200,000 4,641,733
Walker & Dunlop, Inc.
6.63% due 04/01/33
(a),(e)
4,630,000 4,602,763
Liberty Mutual Group, Inc.
4.30% due 02/01/61
(a),(e)
7,300,000 4,596,123
LPL Holdings, Inc.
4.00% due 03/15/29
(a),(e)
4,172,000 4,047,466
4.38% due 05/15/31
(a),(e)
476,000 453,102
Kane Bidco Ltd.
7.75% due 07/15/31
(e)
GBP 2,750,000 3,762,386
7.75% due 07/15/31 GBP 275,000 376,239
6.18% (3 Month EURIBOR + 3.75%) due 07/15/32
◊
EUR 300,000 350,135
SLM Corp.
6.50% due 05/15/32
(a),(d)
4,440,000 4,453,333
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
4.00% due 10/15/33
(a),(e)
4,031,000 3,608,811
3.88% due 03/01/31
(a),(e)
825,000 769,620
National Life Insurance Co.
10.50% due 09/15/39
(a),(e)
3,400,000 4,255,023
Iron Mountain, Inc.
6.25% due 01/15/33
(a),(e)
2,345,000 2,363,544
4.75% due 01/15/34
(e)
EUR 1,600,000 1,823,247
Equitable Holdings, Inc.
6.70% due 03/28/55
(a),(d)
4,050,000 4,095,259
GLP Capital, LP / GLP Financing II, Inc.
3.25% due 01/15/32
(a)
3,250,000 2,868,507
5.30% due 01/15/29 1,050,000 1,049,821
Lincoln National Corp.
6.80% due 07/15/56
(d)
3,800,000 3,775,598

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
18 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Financial - 13.8% (continued)
Blackstone Mortgage Trust, Inc.
6.25% due 06/01/31
(a),(e)
3,680,000 $ 3,525,483
Hampton Roads PPV LLC
6.62% due 06/15/53
†††,(e)
4,290,000 3,476,961
Dyal Capital Partners III (B), LP
4.40% due 06/15/40
†††
3,649,317 3,418,003
Citadel Securities Global Holdings LLC
5.75% due 03/27/36
(a),(e)
3,350,000 3,250,967
Nassau Companies of New York
7.88% due 07/15/30
(a),(e)
3,403,000 3,215,701
United Wholesale Mortgage LLC
5.50% due 04/15/29
(a),(e)
1,925,000 1,815,115
5.75% due 06/15/27
(a),(e)
1,400,000 1,398,861
Americo Life, Inc.
3.45% due 04/15/31
(a),(e)
3,511,000 3,126,840
Belrose Funding Trust II
6.79% due 05/15/55
(a),(e)
3,150,000 3,112,956
Toronto-Dominion Bank
8.13% due 10/31/82
(a),(d)
2,850,000 2,935,819
Ares Finance Co. IV LLC
3.65% due 02/01/52
(a),(e)
4,100,000 2,715,201
Galaxy Bidco Ltd.
8.13% due 12/19/29
(a),(e)
GBP 1,800,000 2,529,576
Asurion LLC and Asurion Co-Issuer, Inc.
8.00% due 12/31/32
(a),(e)
2,397,000 2,384,581
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49
(e)
2,600,000 2,348,191
Bank of Nova Scotia
8.63% due 10/27/82
(d)
2,150,000 2,231,339
Farmers Insurance Exchange
7.00% due 10/15/64
(a),(d),(e)
2,220,000 2,223,408
Prudential Financial, Inc.
6.25% due 06/15/56
(a),(d)
1,425,000 1,402,041
5.13% due 03/01/52
(a),(d)
700,000 677,047
Blue Owl Finance LLC
6.75% due 08/18/36 2,050,000 2,045,159
Grand River Funding Trust II
7.28% due 02/15/56
(a),(e)
2,000,000 1,972,490
American Express Co.
6.45%
(a),(c),(d)
1,850,000 1,863,155
VFH Parent LLC / Valor Co-Issuer, Inc.
7.50% due 06/15/31
(a),(e)
1,800,000 1,863,014
Ardonagh Finco Ltd.
6.88% due 02/15/31 EUR 750,000 872,844
7.75% due 02/15/31
(e)
850,000 867,045
First American Financial Corp.
4.00% due 05/15/30
(a)
1,740,000 1,659,625

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 19
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Financial - 13.8% (continued)
Jackson Financial, Inc.
4.00% due 11/23/51
(a)
2,525,000 $ 1,656,057
Nippon Life Insurance Co.
6.50% due 04/30/55
(a),(d),(e)
1,550,000 1,591,672
Rocket Cos., Inc.
7.13% due 02/01/32
(a),(e)
1,500,000 1,549,077
MetLife, Inc.
5.85% due 03/15/56
(a),(d)
1,550,000 1,502,202
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50
(a),(e)
1,730,000 1,230,667
Weyerhaeuser Co.
6.88% due 12/15/33
(a)
1,100,000 1,178,672
Fortitude Group Holdings LLC
6.25% due 04/01/30
(a),(e)
1,150,000 1,160,334
Osaic Holdings, Inc.
6.75% due 08/01/32
(a),(e)
1,150,000 1,156,933
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28
(a),(e)
1,108,000 1,109,491
Ryan Specialty LLC
4.38% due 02/01/30
(e)
1,100,000 1,063,249
USI, Inc.
7.50% due 01/15/32
(e)
970,000 1,011,342
Bank of New York Mellon Corp.
5.63%
(a),(c),(d)
1,000,000 987,557
Pershing Square Holdings Ltd.
3.25% due 10/01/31
(e)
1,100,000 977,996
PartnerRe Finance B LLC
4.50% due 10/01/50
(a),(d)
950,000 901,411
Fort Moore Family Communities LLC
6.09% due 01/15/51
(e)
658,130 566,427
Pacific Beacon LLC
5.63% due 07/15/51
(e)
630,514 524,729
Starwood Property Trust, Inc.
6.50% due 07/01/30
(e)
505,000 513,840
Alexandria Real Estate Equities, Inc.
5.63% due 05/15/54
(a)
500,000 451,990
Assurant, Inc.
7.00% due 03/27/48
(d)
400,000 405,354
Macquarie Bank Ltd.
5.82% due 06/10/37
(d),(e)
375,000 366,020
Fort Eisenhower Housing LLC
6.32% due 05/15/51
(e)
200,000 176,841
Grand River Funding Trust I
6.31% due 02/15/36
(e)
100,000 98,640
Atlas Mara Ltd.
due 12/31/20
†††,β,(i)
180,783 —
Total Financial 323,638,397

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
20 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Communications - 6 .6%
Sopaipilla Investor LLC
7.53% due 11/30/48
(a),(e)
10,875,000 $ 11,140,376
Rogers Communications, Inc.
7.13% due 04/15/55
(a),(d)
6,000,000 6,041,164
6.88% due 07/31/56
(a),(d)
2,000,000 2,006,526
4.55% due 03/15/52 1,754,000 1,327,739
Altice France S.A.
6.88% due 07/15/32
(e)
6,230,950 6,109,492
6.50% due 04/15/32
(e)
2,305,642 2,241,717
9.50% due 11/01/29
(e)
990,855 1,003,859
Space Exploration Technologies Corp.
5.35% due 07/15/31
(a),(e)
6,440,000 6,294,777
5.88% due 07/15/36
(a),(e)
2,695,000 2,539,954
Bell Telephone Co. of Canada or Bell Canada
6.88% due 09/15/55
(a),(d)
6,550,000 6,632,956
7.00% due 09/15/55
(d)
1,900,000 1,919,420
McGraw-Hill Education, Inc.
8.00% due 08/01/29
(a),(e)
6,300,000 6,303,181
5.75% due 08/01/28
(a),(e)
1,815,000 1,809,472
Verizon Communications, Inc.
6.20% due 05/14/56
(d)
4,600,000 4,438,938
6.75% due 02/15/57
(d)
3,600,000 3,589,561
TELUS Corp.
7.00% due 10/15/55
(a),(d)
4,500,000 4,461,805
6.38% due 06/09/56
(a),(d)
1,890,000 1,852,297
6.63% due 06/09/56
(d)
1,640,000 1,579,231
Vodafone Group plc
5.13% due 06/04/81
(a),(d)
10,500,000 7,743,337
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38% due 02/01/36
(a),(e)
4,900,000 4,737,807
4.50% due 06/01/33
(a),(e)
3,119,000 2,703,953
British Telecommunications plc
4.88% due 11/23/81
(a),(d),(e)
5,550,000 5,316,727
4.25% due 11/23/81
(a),(d),(e)
950,000 944,060
VZ Secured Financing B.V.
5.00% due 01/15/32
(a),(e)
6,850,000 5,779,893
AMC Networks, Inc.
10.50% due 07/15/32
(a),(e)
5,263,000 5,564,433
4.25% due 02/15/29 81,000 74,760
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29
(a),(e)
5,725,000 5,576,061
Meridian Arc Holdco LLC
6.25% due 04/30/31
(a),(e)
5,175,000 4,920,087
Sunrise FinCo I B.V.
4.88% due 07/15/31
(a),(e)
4,550,000 4,290,515
Paramount Global
4.95% due 05/19/50
(a)
6,390,000 3,994,831

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 21
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Communications - 6.6% (continued)
Vmed O2 UK Financing I plc
6.75% due 01/15/33
(a),(e)
2,700,000 $ 2,249,721
4.25% due 01/31/31
(a),(e)
1,225,000 992,252
4.75% due 07/15/31
(e)
650,000 527,234
RD Michigan Property Owner I LLC
7.50% due 03/30/45
(a),(e)
3,430,000 3,270,084
HUT 8 DC LLC
6.19% due 11/15/42
(a),(e)
3,300,000 3,204,926
Corning, Inc.
4.38% due 11/15/57
(a)
4,100,000 3,080,408
Sirius XM Radio LLC
3.88% due 09/01/31
(a),(e)
2,300,000 2,096,171
Ciena Corp.
4.00% due 01/31/30
(a),(e)
2,150,000 2,042,260
Cerved Group SpA
7.65% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%)
due 02/15/29
◊,(e)
EUR 2,300,000 1,816,419
7.65% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%)
due 02/15/29
◊
EUR 200,000 157,949
QTS Fayetteville I Dc1-2 LLC / QTS TRS Fayetteville I DC1-
2 LLC
5.70% due 04/15/36
(a),(e)
2,150,000 1,945,480
CSC Holdings LLC
11.25% due 05/15/28
(e)
2,750,000 1,528,150
4.63% due 12/01/30
(e)
1,913,000 406,512
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC
6.63% due 09/01/31
(e)
1,475,000 1,453,914
Meta Platforms, Inc.
6.30% due 05/15/56
(a)
1,500,000 1,381,017
Cox Communications, Inc.
2.95% due 10/01/50
(e)
1,528,000 775,230
5.80% due 12/15/53
(a),(e)
525,000 415,655
Virgin Media Secured Finance plc
4.50% due 08/15/30
(a),(e)
1,200,000 992,124
Match Group Holdings II LLC
3.63% due 10/01/31
(e)
875,000 788,656
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90% due 06/01/52 681,000 413,567
5.38% due 05/01/47 278,000 275,233
Ziggo B.V.
4.88% due 01/15/30
(e)
725,000 669,129
Ziggo Bond Company B.V.
5.13% due 02/28/30
(e)
500,000 425,201
Zayo Group Holdings, Inc.
9.25% (in-kind rate was 0.50%) due 03/09/30
(e),(j)
398,631 398,631

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
22 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Communications - 6.6% (continued)
Discovery Global Holdings, Inc.
5.05% due 03/15/42 180,000 $ 130,874
Total Communications 154,375,726
Consumer, Cyclical - 6 .1%
Deuce Finco plc
7.00% due 11/20/31
(e)
GBP 4,500,000 6,180,894
Intralot Capital Luxembourg S.A.
7.06% (3 Month EURIBOR + 4.50%) due 10/15/31
◊,(e)
EUR 3,550,000 4,103,603
6.75% due 10/15/31
(e)
EUR 1,750,000 2,048,213
Lottomatica Group SpA
4.88% due 01/31/31
(e)
EUR 2,550,000 3,017,484
4.63% due 04/30/32
(e)
EUR 2,400,000 2,801,260
Penn Entertainment, Inc.
4.13% due 07/01/29
(a),(e)
5,985,000 5,738,562
Wabash National Corp.
4.50% due 10/15/28
(a),(e)
6,000,000 5,656,242
NCL Corp. Ltd.
6.25% due 09/15/33
(a),(e)
3,793,000 3,548,190
5.88% due 01/15/31
(a),(e)
2,150,000 2,061,980
JB Poindexter & Company, Inc.
8.75% due 12/15/31
(a),(e)
5,274,000 5,444,108
Wolverine World Wide, Inc.
4.00% due 08/15/29
(a),(e)
5,192,000 4,938,291
Murphy Oil USA, Inc.
5.88% due 06/01/34
(a),(e)
4,825,000 4,785,492
Essendi S.A.
5.63% due 05/15/32
(e)
EUR 2,550,000 2,988,091
6.38% due 10/15/29
(e)
EUR 600,000 721,386
6.26% (3 Month EURIBOR + 3.75%) due 05/15/32
◊,(e)
EUR 600,000 695,543
Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co., Inc.
4.63% due 01/15/29
(a),(e)
4,100,000 3,995,250
Suburban Propane Partners, LP / Suburban Energy Finance
Corp.
6.50% due 12/15/35
(a),(e)
2,282,000 2,207,402
5.00% due 06/01/31
(e)
1,473,000 1,394,108
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29
(a),(e)
3,353,000 3,434,644
TVL Finance plc
6.04% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%)
due 06/30/30
◊
EUR 3,500,000 3,354,975
Live Nation Entertainment, Inc.
6.50% due 05/15/27
(a),(e)
3,350,000 3,354,110
Quicktop Holdco AB
6.89% (3 Month EURIBOR + 4.50%) due 03/21/30
◊,(e)
EUR 2,800,000 3,347,077
Boots Group Finco, LP
5.38% due 08/31/32
(e)
EUR 2,200,000 2,603,842

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 23
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Consumer, Cyclical - 6.1% (continued)
7.38% due 08/31/32
(e)
GBP 500,000 $ 695,060
Crocs, Inc.
4.25% due 03/15/29
(a),(e)
3,238,000 3,133,528
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28
(a),(e)
2,962,500 2,956,417
AZ Battery Property LLC
6.73% due 02/20/46
†††
2,987,836 2,893,659
Scotts Miracle-Gro Co.
4.00% due 04/01/31 2,150,000 2,002,673
4.38% due 02/01/32
(a)
700,000 650,877
Lindblad Expeditions LLC
7.00% due 09/15/30
(a),(e)
2,475,000 2,549,384
United Airlines, Inc.
4.63% due 04/15/29
(e)
2,575,000 2,535,376
Dorman Products, Inc.
6.25% due 06/15/34
(a),(e)
2,450,000 2,473,716
New Flyer Holdings, Inc.
9.25% due 07/01/30
(a),(e)
2,200,000 2,361,253
QXO Building Products, Inc.
6.75% due 04/30/32
(a),(e)
1,200,000 1,227,389
6.88% due 07/15/34
(e)
500,000 505,944
6.50% due 07/15/31
(e)
500,000 505,647
Pioneer Opco LLC
7.00% due 05/15/33
(a),(e)
2,200,000 2,238,274
Versuni Group B.V.
5.75% due 07/01/33
(e)
EUR 1,900,000 2,176,088
Air Canada Pass-Through Trust
5.25% due 04/01/29
(e)
2,171,930 2,175,390
Gee Automotive Holdings LLC
7.25% due 03/01/31
(a),(e)
2,125,000 2,145,530
Air Canada
4.63% due 08/15/29
(a),(e)
CAD 2,900,000 2,107,052
Park River Holdings, Inc.
8.00% due 03/15/31
(a),(e)
1,950,000 1,960,444
Superior Plus, LP / Superior General Partner, Inc.
4.50% due 03/15/29
(a),(e)
2,000,000 1,940,435
Yum! Brands, Inc.
4.63% due 01/31/32
(a)
1,987,000 1,892,784
Clarios Global, LP / Clarios US Finance Co.
6.75% due 09/15/32
(e)
1,500,000 1,528,065
4.75% due 06/15/31
(e)
EUR 300,000 348,953
Scientific Games Holdings, LP / Scientific Games US FinCo,
Inc.
6.63% due 03/01/30
(e)
2,800,000 1,839,782
RB Global Holdings, Inc.
7.75% due 03/15/31
(a),(e)
1,750,000 1,808,246

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
24 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Consumer, Cyclical - 6.1% (continued)
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28
(a),(e)
1,625,000 $ 1,595,988
Whirlpool Corp.
4.70% due 05/14/32 1,200,000 958,903
4.50% due 06/01/46 550,000 311,375
4.60% due 05/15/50 500,000 282,667
Asmodee Group AB
4.25% due 12/15/31
(e)
EUR 1,325,000 1,528,248
HP Communities LLC
6.82% due 09/15/53
†††,(e)
891,304 785,107
6.16% due 09/15/53
(e)
1,000,000 742,452
Motel One GmbH / Muenchen
7.75% due 04/02/31
(e)
EUR 1,040,000 1,271,823
Boyne USA, Inc.
4.75% due 05/15/29
(e)
1,250,000 1,227,608
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32
(a),(e)
1,350,000 1,226,170
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28
(e)
850,000 836,107
4.00% due 10/15/30
(e)
330,000 311,618
Somnigroup International, Inc.
3.88% due 10/15/31
(e)
700,000 640,334
4.00% due 04/15/29
(e)
500,000 481,327
Core & Main, LP
6.00% due 07/01/34
(e)
1,075,000 1,071,889
Allison Transmission, Inc.
3.75% due 01/30/31
(a),(e)
1,100,000 1,025,463
Beach Acquisition Bidco LLC
5.25% due 07/15/32
(e)
EUR 700,000 815,214
Betclic Everest Group SAS
5.13% due 12/10/31
(e)
EUR 500,000 586,637
NFI Group, Inc.
6.63% due 07/21/33
(e)
CAD 650,000 476,665
Spirit Airlines, Inc. Pass-Through Trust
4.10% due 04/01/28 404,130 392,271
Velocity Vehicle Group LLC
8.00% due 06/01/29
(e)
370,000 370,394
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27 328,991 322,866
Superior Plus, LP
4.25% due 05/18/28
(a),(e)
CAD 350,000 250,983
Station Casinos LLC
4.63% due 12/01/31
(e)
255,000 240,377
Royal Caribbean Cruises Ltd.
6.25% due 03/15/32
(e)
120,000 121,693
Aramark Services, Inc.
5.00% due 02/01/28
(e)
110,000 109,706

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 25
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Consumer, Cyclical - 6.1% (continued)
Exide Technologies
due 12/31/49
†††,β,(i)
2,353,687 $ 3
Total Consumer, Cyclical 143,056,601
Consumer, Non-cyclical - 5 .1%
Medline Borrower, LP
5.25% due 10/01/29
(a),(e)
5,200,000 5,170,064
3.88% due 04/01/29
(a),(e)
2,000,000 1,936,638
BCP V Modular Services Finance II plc
6.13% due 11/30/28
(a),(e)
GBP 4,250,000 5,384,696
4.75% due 11/30/28
(e)
EUR 1,550,000 1,689,410
Perrigo Finance Unlimited Co.
6.13% due 09/30/32
(a)
5,000,000 4,905,045
5.38% due 09/30/32 EUR 900,000 1,021,774
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88% due 06/15/54
(a),(e)
6,000,000 5,506,881
HCA, Inc.
5.95% due 09/15/54
(a)
3,750,000 3,497,904
6.10% due 04/01/64
(a)
2,050,000 1,934,050
CPI CG, Inc.
10.00% due 07/15/29
(a),(e)
5,165,000 5,424,386
1261229 BC Ltd.
10.00% due 04/15/32
(e)
4,936,000 5,138,302
Acadia Healthcare Company, Inc.
5.00% due 04/15/29
(a),(e)
2,400,000 2,357,943
7.38% due 03/15/33
(a),(e)
2,250,000 2,345,308
Herc Holdings, Inc.
6.00% due 03/15/34
(a),(e)
3,270,000 3,224,564
7.00% due 06/15/30
(a),(e)
820,000 848,252
7.25% due 06/15/33
(e)
580,000 599,798
Surgery Center Holdings, Inc.
7.25% due 04/15/32
(e)
4,636,000 4,662,258
Reynolds American, Inc.
5.70% due 08/15/35
(a)
4,150,000 4,184,669
Post Holdings, Inc.
4.50% due 09/15/31
(a),(e)
3,925,000 3,647,220
6.50% due 03/15/36
(e)
400,000 387,678
Altria Group, Inc.
3.70% due 02/04/51
(a)
6,000,000 4,001,123
Albion Financing 1 SARL / Aggreko Holdings, Inc.
5.38% due 05/21/30
(e)
EUR 1,700,000 2,027,712
7.00% due 05/21/30
(a),(e)
1,550,000 1,602,623
5.38% due 05/21/30 EUR 100,000 119,277
Humana, Inc.
6.63% due 09/15/56
(a),(d)
3,700,000 3,668,522
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA
Food Co. Holdings
4.38% due 02/02/52
(a)
4,800,000 3,480,250

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
26 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Consumer, Non-cyclical - 5.1% (continued)
Cidron Atrium SE
6.14% (3 Month EURIBOR + 3.63%) due 02/15/33
◊,(e)
EUR 1,425,000 $ 1,648,366
5.63% due 02/15/33
(e)
EUR 1,425,000 1,612,345
Nexture SpA
5.56% (3 Month EURIBOR + 3.13%) due 07/30/32
◊,(e)
EUR 2,220,000 2,587,678
Neogen Food Safety Corp.
8.63% due 07/20/30
(a),(e)
2,450,000 2,582,952
Bausch Health Companies, Inc.
4.88% due 06/01/28
(e)
2,561,000 2,442,042
U.S. Foods, Inc.
4.63% due 06/01/30
(a),(e)
2,500,000 2,439,493
Valvoline, Inc.
6.13% due 08/15/34
(a),(e)
1,700,000 1,697,684
3.63% due 06/15/31
(e)
760,000 696,911
Sammontana Italia SpA
6.18% (3 Month EURIBOR + 3.75%) due 10/15/31
◊,(e)
EUR 2,025,000 2,369,401
Verisure Holding AB
5.50% due 05/15/30
(e)
EUR 1,950,000 2,328,620
Option Care Health, Inc.
4.38% due 10/31/29
(e)
2,275,000 2,203,310
ADT Security Corp.
4.13% due 08/01/29
(a),(e)
1,050,000 1,011,275
4.88% due 07/15/32
(e)
1,000,000 942,157
CVS Health Corp.
7.00% due 03/10/55
(d)
1,810,000 1,868,469
Williams Scotsman, Inc.
7.38% due 10/01/31
(a),(e)
1,788,000 1,849,818
Horseshoe Funding Trust II
6.89% due 11/15/55
(a),(e)
1,750,000 1,759,190
APi Group DE, Inc.
4.75% due 10/15/29
(a),(e)
1,225,000 1,198,651
4.13% due 07/15/29
(e)
400,000 386,680
5.75% due 06/01/34
(e)
150,000 147,121
Grifols S.A.
4.75% due 10/15/28
(a),(e)
1,350,000 1,330,496
3.88% due 10/15/28 EUR 300,000 345,614
HealthEquity, Inc.
4.50% due 10/01/29
(e)
1,550,000 1,511,077
Carriage Services, Inc.
4.25% due 05/15/29
(a),(e)
1,554,000 1,487,750
Royalty Pharma plc
3.55% due 09/02/50
(a)
2,100,000 1,404,320
DaVita, Inc.
3.75% due 02/15/31
(a),(e)
1,200,000 1,108,466
4.63% due 06/01/30
(e)
255,000 246,406
Avantor Funding, Inc.
3.88% due 11/01/29
(e)
925,000 890,849

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 27
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Consumer, Non-cyclical - 5.1% (continued)
Central Garden & Pet Co.
4.13% due 10/15/30 625,000 $ 592,573
Darling Ingredients, Inc.
6.00% due 06/15/30
(e)
525,000 527,786
Upbound Group, Inc.
6.38% due 02/15/29
(e)
255,000 253,778
Albertsons Companies, Inc. / Safeway, Inc. / New
Albertsons, LP / Albertsons LLC
5.75% due 03/31/34
(e)
130,000 122,213
Teleflex, Inc.
5.88% due 01/15/32
(e)
50,000 50,044
Total Consumer, Non-cyclical 120,409,882
Energy - 4 .0%
MPLX, LP
4.95% due 03/14/52
(a)
6,625,000 5,420,340
4.90% due 04/15/58
(a)
4,400,000 3,498,704
ITT Holdings LLC
6.50% due 08/01/29
(a),(e)
8,050,000 8,025,070
Occidental Petroleum Corp.
6.20% due 03/15/40
(a)
2,100,000 2,132,684
7.00% due 11/15/27 2,000,000 2,044,720
4.30% due 08/15/39 2,100,000 1,774,670
4.63% due 06/15/45
(a)
750,000 611,504
BP Capital Markets plc
4.88%
(a),(c),(d)
5,650,000 5,524,619
6.13%
(c),(d)
1,025,000 1,018,418
Par Petroleum LLC
7.38% due 06/01/34
(a),(e)
6,275,000 6,511,480
Venture Global LNG, Inc.
9.88% due 02/01/32
(a),(e)
6,000,000 6,396,378
CVR Energy, Inc.
7.88% due 02/15/34
(a),(e)
5,110,000 5,302,376
5.75% due 02/15/28
(e)
960,000 958,500
Phillips 66 Co.
6.20% due 03/15/56
(a),(d)
5,356,000 5,290,064
5.88% due 03/15/56
(d)
616,000 608,271
Global Partners, LP / GLP Finance Corp.
6.88% due 01/15/29
(a)
2,980,000 2,993,878
7.13% due 07/01/33
(a),(e)
2,600,000 2,673,775
Energy Transfer, LP
7.38% due 02/01/31
(a),(e)
3,800,000 3,899,459
5.95% due 05/15/54
(a)
1,830,000 1,696,950
TransMontaigne Partners LLC
8.50% due 06/15/30
(e)
4,921,000 5,019,800
Sunoco, LP
4.63% due 05/01/30
(a),(e)
2,700,000 2,612,515
4.50% due 10/01/29
(a),(e)
1,300,000 1,268,050

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
28 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Energy - 4.0% (continued)
Buckeye Partners, LP
5.85% due 11/15/43
(a)
3,750,000 $ 3,337,991
Green Palm Bidco SARL
5.96% due 06/30/41
(e)
1,475,000 1,444,996
6.46% due 06/30/46
(e)
1,400,000 1,369,151
Hess Corp.
5.60% due 02/15/41
(a)
1,550,000 1,529,053
6.00% due 01/15/40
(a)
1,000,000 1,031,002
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas
Finance Corp.
6.63% due 08/15/34
(a),(e)
2,375,000 2,401,888
Venture Global Plaquemines LNG LLC
6.50% due 06/15/34
(a),(e)
2,000,000 2,068,222
NuStar Logistics, LP
6.38% due 10/01/30
(a)
1,780,000 1,824,484
5.63% due 04/28/27 200,000 200,734
Expand Energy Corp.
5.38% due 02/01/29 1,400,000 1,400,252
Targa Resources Corp.
6.05% due 05/15/56
(a)
1,200,000 1,142,549
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31
(e)
775,000 724,072
Kinetik Holdings, LP
6.63% due 12/15/28
(e)
250,000 254,463
FLNG Liquefaction 2 LLC
4.13% due 03/31/38
(a),(e)
202,565 186,947
Total Energy 94,198,029
Utilities - 3 .3%
Sierra Pacific Power Co.
6.20% due 12/15/55
(a),(d)
5,425,000 5,330,507
6.38% due 09/15/56
(a),(d)
3,350,000 3,335,921
American Electric Power Co., Inc.
3.88% due 02/15/62
(a),(d)
3,800,000 3,776,196
5.80% due 03/15/56
(d)
2,100,000 2,062,497
6.05% due 03/15/56
(d)
2,100,000 2,042,650
Southern Co.
6.00% due 04/01/58
(a),(d)
7,975,000 7,858,343
Eversource Energy
6.35% due 08/15/56
(a),(d)
5,900,000 5,883,436
6.10% due 08/15/56
(d)
100,000 98,925
Dominion Energy, Inc.
6.20% due 02/15/56
(a),(d)
5,850,000 5,735,175
7.00% due 06/01/54
(d)
175,000 182,007
Spire, Inc.
6.45% due 06/01/56
(a),(d)
5,620,000 5,591,854
6.25% due 06/01/56
(d)
275,000 274,103

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 29
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Utilities - 3.3% (continued)
NextEra Energy Capital Holdings, Inc.
3.80% due 03/15/82
(a),(d)
3,500,000 $ 3,463,361
6.38% due 08/15/55
(a),(d)
1,576,000 1,584,531
6.63% due 10/01/66
(a),(d)
600,000 585,106
CMS Energy Corp.
6.50% due 06/01/55
(a),(d)
5,570,000 5,607,247
PacifiCorp
7.38% due 09/15/55
(a),(d)
4,955,000 4,956,903
ContourGlobal Power Holdings S.A.
5.00% due 02/28/30
(e)
EUR 2,800,000 3,269,235
5.00% due 02/28/30 EUR 150,000 175,138
Entergy Corp.
6.50% due 12/15/56
(a),(d)
3,425,000 3,417,720
NiSource, Inc.
6.25% due 04/15/57
(d)
3,225,000 3,219,561
CenterPoint Energy, Inc.
6.40% due 08/15/58
(d)
2,375,000 2,385,156
Alexander Funding Trust II
7.47% due 07/31/28
(a),(e)
1,950,000 2,025,657
Clearway Energy Operating LLC
3.75% due 02/15/31
(a),(e)
1,663,000 1,533,570
3.75% due 01/15/32
(e)
525,000 474,405
Evergy, Inc.
6.40% due 02/15/57
(d)
1,850,000 1,860,917
Total Utilities 76,730,121
Industrial - 2 .5%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28
(e)
7,717,000 7,736,028
5.25% due 07/15/28
(a),(e)
1,309,000 1,302,780
Standard Industries, Inc.
4.38% due 07/15/30
(a),(e)
7,050,000 6,702,129
3.38% due 01/15/31
(a),(e)
1,100,000 992,361
Brundage-Bone Concrete Pumping Holdings, Inc.
7.50% due 02/01/32
(a),(e)
5,600,000 5,751,217
AmeriTex HoldCo Intermediate LLC
7.63% due 08/15/33
(a),(e)
4,647,000 4,760,049
Calderys Financing LLC
11.25% due 06/01/28
(a),(e)
4,437,000 4,592,260
Homestead Spe Issuer LLC
7.21% due 04/01/55
†††
4,500,000 4,419,144
Builders FirstSource, Inc.
6.38% due 06/15/32
(a),(e)
2,500,000 2,511,673
4.25% due 02/01/32
(a),(e)
1,675,000 1,539,581
Biffa Group Holdings Ltd.
7.38% due 06/15/31
(e)
GBP 1,550,000 2,103,966
5.25% due 06/15/31
(e)
EUR 1,550,000 1,787,518

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
30 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Industrial - 2.5% (continued)
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/30
(e)
1,875,000 $ 1,912,447
9.25% due 04/15/30
(e)
1,000,000 998,494
Quikrete Holdings, Inc.
6.75% due 03/01/33
(a),(e)
2,425,000 2,463,439
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc
4.00% due 09/01/29
(e)
2,300,000 2,207,586
Waste Pro USA, Inc.
7.00% due 02/01/33
(e)
1,425,000 1,454,785
Amsted Industries, Inc.
4.63% due 05/15/30
(e)
950,000 919,954
6.38% due 03/15/33
(e)
500,000 506,165
Cellnex Finance Company S.A.
3.88% due 07/07/41
(e)
1,750,000 1,356,092
GrafTech Finance, Inc.
4.63% due 12/23/29
(e)
1,599,000 920,204
EMRLD Borrower, LP / Emerald Co-Issuer, Inc.
6.38% due 12/15/30 EUR 450,000 538,587
6.63% due 12/15/30
(e)
120,000 122,380
GrafTech Global Enterprises, Inc.
9.88% due 12/23/29
(e)
839,000 607,654
TK Elevator US Newco, Inc.
5.25% due 07/15/27
(e)
400,000 399,884
Advanced Drainage Systems, Inc.
6.38% due 06/15/30
(e)
250,000 251,943
Esab Corp.
5.63% due 04/01/31
(e)
125,000 123,871
Flowserve Corp.
5.70% due 05/15/36 125,000 123,234
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30
(e)
125,000 117,789
TK Elevator Midco GmbH
4.38% due 07/15/27 EUR 18,909 21,944
Total Industrial 59,245,158
Basic Materials - 1 .4%
SK Invictus Intermediate II SARL
5.00% due 10/30/29
(a),(e)
5,250,000 5,131,331
Compass Minerals International, Inc.
8.00% due 07/01/30
(a),(e)
4,595,000 4,803,944
Kaiser Aluminum Corp.
4.50% due 06/01/31
(a),(e)
4,860,000 4,617,237
Novelis Corp.
3.88% due 08/15/31
(a),(e)
3,600,000 3,292,162
4.75% due 01/30/30
(e)
136,000 131,364
WR Grace Holdings LLC
7.00% due 08/01/33
(a),(e)
1,950,000 1,889,458

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 31
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Basic Materials - 1.4% (continued)
6.63% due 08/15/32
(e)
550,000 $ 529,904
7.38% due 03/01/31
(e)
500,000 500,720
Alumina Pty Ltd.
6.38% due 09/15/32
(a),(e)
2,850,000 2,889,498
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28
(e)
EUR 1,800,000 2,158,998
Corp. Nacional del Cobre de Chile
6.78% due 01/13/55
(e)
1,700,000 1,749,640
Arsenal AIC Parent LLC
8.00% due 10/01/30
(e)
1,550,000 1,610,364
Minerals Technologies, Inc.
5.00% due 07/01/28
(a),(e)
1,350,000 1,337,153
HB Fuller Co.
4.25% due 10/15/28 1,150,000 1,127,092
SNF Group SACA
5.63% due 03/31/31
(a),(e)
850,000 852,249
Perimeter Holdings LLC
6.25% due 01/15/34
(e)
650,000 642,757
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28
(e)
353,000 352,078
Arcosa, Inc.
4.38% due 04/15/29
(e)
350,000 343,411
Commercial Metals Co.
6.00% due 12/15/35
(e)
129,000 127,386
Mirabela Nickel Ltd.
due 06/24/19
†††,β,(i)
2,667,995 6,670
Total Basic Materials 34,093,416
Technology - 1 .4%
TeamSystem SpA
5.93% (3 Month EURIBOR + 3.50%) due 07/31/31
◊,(e)
EUR 2,500,000 2,896,176
6.50% due 07/01/32
(e)
EUR 1,700,000 1,977,346
5.93% (3 Month EURIBOR + 3.50%) due 07/31/31
◊
EUR 1,000,000 1,158,470
Fair Isaac Corp.
6.25% due 09/15/34
(a),(e)
6,100,000 5,969,412
Capstone Borrower, Inc.
8.00% due 06/15/30
(a),(e)
5,575,000 5,436,638
Foundry JV Holdco LLC
6.20% due 01/25/37
(a),(e)
4,750,000 4,866,517
OAK-Eagle Acquireco, Inc.
7.25% due 07/01/33
(a),(e)
1,925,000 2,001,844
6.25% due 07/01/33
(e)
EUR 1,250,000 1,516,820
Oracle Corp.
3.95% due 03/25/51
(a)
2,100,000 1,273,712
5.95% due 09/26/55
(a)
750,000 595,844
5.88% due 09/26/45
(a)
473,000 390,053
4.80% due 09/26/32 375,000 346,721

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
32 |
a
a
Face
Amount
~
Value
CORPORATE BONDS - 44.6% (continued)
Technology - 1.4% (continued)
Twilio, Inc.
3.88% due 03/15/31
(a)
2,000,000 $ 1,875,000
Gartner, Inc.
4.50% due 07/01/28
(a),(e)
1,700,000 1,672,754
Skyworks Solutions, Inc.
6.25% due 08/10/36 175,000 171,504
AthenaHealth Group, Inc.
7.50% due 02/15/32
(e)
125,000 128,752
Booz Allen Hamilton, Inc.
5.90% due 01/30/34 130,000 127,942
Total Technology 32,405,505
Transportation - 0 .3%
AITX Finco LLC
6.00% due 10/23/35
†††
4,500,000 4,370,675
Terminal Investment Limited Holding
6.23% due 10/01/40
†††
4,200,000 4,026,601
Total Transportation 8,397,276
Infrastructure - 0 .1%
QTS Good News Facility
6.66% (SOFR + 3.00%) due 10/09/28
◊,†††
1,555,175 1,555,175
Total Corporate Bonds
(Cost $1,083,562,582) 1,048,105,286
SENIOR FLOATING RATE INTERESTS - 38 .1%
Consumer, Non-cyclical - 8 .5%
Signature Foods BV
6.69% (1 Month EURIBOR + 4.50%) due 03/07/31
◊
EUR 7,450,000 8,575,164
Shilton Bidco Ltd.
6.04% (3 Month EURIBOR + 3.75%) due 01/11/30
◊
EUR 7,100,000 8,170,325
Nidda Healthcare Holding GmbH
5.51% (3 Month EURIBOR + 3.00%) due 12/09/32
◊
EUR 5,900,000 6,809,982
Knight Acquico GmbH
6.73% (3 Month EURIBOR + 4.25%) due 07/29/31
◊,†††
EUR 5,200,000 5,971,338
Compleat Food Group Holdings Ltd.
9.39% (6 Month SONIA + 5.62%) due 01/31/28
◊
GBP 4,400,000 5,931,314
Bowtie Germany Bidco GmbH
6.04% (3 Month EURIBOR + 3.75%) due 08/01/31
◊
EUR 5,300,000 5,662,986
Vdk Groep BV
5.50% (1 Month EURIBOR + 3.25%) due 02/23/32
◊
EUR 4,750,000 5,556,646
Florida Food Products LLC
8.99% (3 Month Term SOFR + 5.26%, Rate Floor:
1.00%) due 10/15/30
◊,†††
4,689,518 3,681,272
9.23% (3 Month Term SOFR + 5.50%, Rate Floor:
2.00%) due 10/15/30
◊,†††
1,805,108 1,787,057
Almaviva Development SASU
6.54% (3 Month EURIBOR + 4.25%) due 04/08/31
◊
EUR 4,750,000 5,420,109

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 33
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Consumer, Non-cyclical - 8.5% (continued)
Artisan Newco BV
5.57% (3 Month EURIBOR + 3.25%) due 04/05/32
◊
EUR 4,682,773 $ 5,416,818
Auxey Midco Ltd.
9.76% (1 Month Term SOFR + 6.10%) due 06/29/27
◊
5,224,270 5,178,558
Cube Healthcare Europe Bidco SAS
5.46% (1 Month EURIBOR + 3.25%) due 10/30/29
◊
EUR 4,400,000 5,148,486
Galileo Global Education Operations SAS
5.50% (3 Month EURIBOR + 3.00%) due 07/31/31
◊
EUR 4,200,000 4,762,908
Rainbow UK Bidco Ltd.
8.23% (3 Month SONIA + 4.50%) due 02/23/29
◊
GBP 3,000,000 4,073,098
7.90% (3 Month Term SOFR + 4.25%) due 02/24/29
◊
700,000 689,500
AI Monet Luxembourg ParentCo SARL
5.50% (3 Month EURIBOR + 3.00%) due 03/06/31
◊
EUR 3,875,000 4,516,356
Hanger, Inc.
7.19% (1 Month Term SOFR + 3.50%) due 10/23/31
◊
4,111,830 4,134,322
7.19% (1 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 10/23/31
◊
376,641 378,702
Celeste Bidco BV
6.22% (3 Month EURIBOR + 3.75%) due 07/20/29
◊
EUR 3,750,000 4,382,470
Inspired Finco Holdings Ltd.
5.25% (1 Month EURIBOR + 3.00%) due 02/28/31
◊
EUR 3,654,025 4,240,686
Curriculum Associates LLC
8.57% (3 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 05/07/32
◊,†††
4,200,000 4,052,345
Cooper Consumer Health SAS
6.04% (3 Month EURIBOR + 3.75%) due 05/20/33
◊
EUR 3,340,000 3,895,872
ASP Dream Acquisition Company LLC
8.04% (1 Month Term SOFR + 4.35%, Rate Floor:
0.75%) due 12/15/28
◊
4,157,970 3,884,250
Roar Finco SARL
6.22% (6 Month EURIBOR + 3.50%) due 08/08/33
◊
EUR 3,300,000 3,846,992
Asterix Holdco GmbH
5.96% (3 Month EURIBOR + 3.50%) due 03/29/32
◊
EUR 3,100,000 3,625,830
Hopper Merger Sub, Inc.
5.05% (3 Month EURIBOR + 2.75%) due 04/07/33
◊
EUR 3,000,000 3,481,657
Lernen US Finco LLC
7.18% (6 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 10/27/31
◊
3,153,813 3,075,756
Eagle Bidco Ltd.
5.50% (1 Month EURIBOR + 3.25%) due 02/27/32
◊
EUR 2,650,000 3,059,767
Blue Ribbon LLC
10.02% (3 Month Term SOFR + 6.26%, Rate Floor:
0.75%) due 05/08/28
◊
5,581,940 2,888,654
Eagle Parent Corp.
7.98% (3 Month Term SOFR + 4.25%, Rate Floor:
0.50%) due 04/02/29
◊
2,729,385 2,745,051

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
34 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Consumer, Non-cyclical - 8.5% (continued)
Merative, LP
8.23% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 09/30/32
◊,†††
2,714,564 $ 2,714,564
IVI America LLC
6.98% (3 Month Term SOFR + 3.25%) due 04/09/31
◊
2,442,228 2,453,669
6.48% (3 Month Term SOFR + 2.75%) due 04/09/31
◊
250,000 250,678
Anticimex Global AB
6.55% (3 Month Term SOFR + 2.90%) due 11/17/31
◊
2,631,748 2,639,749
Mavis Tire Express Services Topco Corp.
6.67% (3 Month Term SOFR + 3.00%) due 05/04/28
◊
2,638,466 2,635,273
US Fertility Enterprises LLC
6.69% (1 Month Term SOFR + 3.00%) due 12/10/32
◊
2,548,629 2,556,071
Composecure Holdings LLC
5.92% (3 Month Term SOFR + 2.25%) due 01/14/33
◊
2,400,000 2,394,000
IVC Acquisition Ltd.
6.41% (3 Month EURIBOR + 4.00%) due 12/12/31
◊
EUR 2,000,000 2,338,967
Stars UK Bidco Ltd.
5.55% (6 Month EURIBOR + 2.95%) due 08/10/29
◊
EUR 1,900,000 2,225,505
Outcomes Group Holdings, Inc.
6.76% (1 Month Term SOFR + 3.00%) due 05/06/31
◊
2,107,255 2,119,772
Pabst Financing Newco LLC
11.76% (3 Month Term SOFR + 8.00%, Rate Floor:
0.75%) due 05/08/28
◊,†††
2,230,940 2,074,774
Sapiencia Bidco Slu
5.36% (3 Month EURIBOR + 3.00%) due 07/27/33
◊
EUR 1,750,000 2,035,844
Aenova Holding GmbH
5.30% (3 Month EURIBOR + 2.75%) due 08/22/31
◊
EUR 1,725,000 2,023,129
Imagefirst Holdings LLC
6.66% (3 Month Term SOFR + 3.00%) due 03/12/32
◊
2,009,774 2,003,906
CHG Healthcare Services, Inc.
6.69% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 09/29/31
◊
1,948,375 1,946,427
Cordobes Holdco SL
5.90% (1 Month EURIBOR + 3.75%) due 02/02/29
◊
EUR 1,660,909 1,935,018
Financiere Verdi I SASU
6.54% (3 Month EURIBOR + 4.25%) due 12/31/30
◊
EUR 1,600,000 1,875,280
Dechra Pharmaceuticals Holdings Ltd.
5.70% (6 Month EURIBOR + 3.00%) due 01/27/32
◊
EUR 1,500,000 1,748,999
Transnetwork LLC
8.48% (3 Month Term SOFR + 4.75%, Rate Floor:
0.50%) due 12/29/30
◊
1,866,499 1,626,187
Skio Bidco BV
5.65% (6 Month EURIBOR + 3.00%) due 06/16/32
◊
EUR 1,400,000 1,605,635
Primo Brands Corp.
6.48% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 03/31/31
◊
1,546,125 1,555,000
Ingenovis Health, Inc.
9.02% (3 Month Term SOFR + 5.25%) due 05/27/32
◊
2,218,523 1,546,310

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 35
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Consumer, Non-cyclical - 8.5% (continued)
Upbound Group, Inc.
6.48% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 08/13/32
◊
1,538,375 $ 1,538,375
Thevelia US LLC
6.73% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 06/18/29
◊
1,562,601 1,533,302
Inspired Education US Holdings, Inc.
6.57% (3 Month Term SOFR + 2.75%) due 02/28/31
◊
1,496,250 1,493,751
Spring Education Group, Inc.
6.98% (3 Month Term SOFR + 3.25%) due 10/04/30
◊
1,470,000 1,470,926
Secretariat Advisors LLC
7.73% (3 Month Term SOFR + 4.00%) due 02/28/32
◊
1,542,305 1,467,118
Septodont Holding SAS
5.79% (3 Month EURIBOR + 3.50%) due 06/30/33
◊
EUR 1,190,000 1,388,396
Holding Socotec
5.29% (3 Month EURIBOR + 3.00%) due 06/02/31
◊
EUR 1,050,000 1,226,750
Grifols International Services DAC
5.41% (3 Month EURIBOR + 3.00%) due 04/14/33
◊
EUR 1,000,000 1,166,870
Mendel US Holding LLC
6.49% (3 Month Term SOFR + 2.75%) due 11/08/30
◊
1,101,292 1,107,492
Confluent Medical Technologies, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 02/16/32
◊,†††
1,075,543 1,082,265
Grifols International Services USA, Inc.
6.19% (6 Month Term SOFR + 2.50%, Rate Floor:
1.00%) due 04/14/33
◊
997,500 1,000,373
Mamba Purchaser, Inc.
6.44% (1 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 10/14/31
◊
990,025 990,441
Asterix Acquisition SARL
due 07/15/33
§
EUR 775,000 906,278
Congruex Group LLC
9.63% (3 Month Term SOFR + 5.75%, Rate Floor:
0.75%) due 05/03/29
◊
1,278,156 720,331
Grant Thornton Advisors LLC
6.44% (1 Month Term SOFR + 2.75%) due 06/02/31
◊
681,030 648,375
HealthChannels Intermediate Holdco, LLC
9.49% (3 Month Term SOFR + 5.76%) due 05/15/31
◊
690,029 645,177
Amspec Parent LLC
6.73% (3 Month Term SOFR + 3.00%) due 12/22/31
◊
594,120 596,348
Aggreko Holdings, Inc.
6.74% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 05/21/31
◊
348,241 349,547
WW International, Inc.
10.53% (3 Month Term SOFR + 6.80%, Rate Floor:
0.50%) due 06/24/30
◊
256,798 179,920
Moran Foods LLC
11.11% (3 Month Term SOFR + 7.35%, Rate Floor:
1.00%) due 12/29/28
◊,†††
2,111,511 169,923

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
36 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Consumer, Non-cyclical - 8.5% (continued)
1261229 BC Ltd.
9.94% (1 Month Term SOFR + 6.25%) due 10/08/30
◊
148,500 $ 147,599
Total Consumer, Non-cyclical 199,178,585
Consumer, Cyclical - 8 .4%
Pacific Bells LLC
7.23% (3 Month Term SOFR + 3.50%, Rate Floor:
0.50%) due 11/13/28
◊
7,690,220 7,709,446
MB2 Dental Solutions LLC
9.19% (1 Month Term SOFR + 5.50%, Rate Floor:
0.75%) due 02/13/31
◊,†††
6,769,441 6,708,490
9.19% (1 Month Term SOFR + 5.50%, Rate Floor:
1.00%) due 02/13/31
◊,†††
864,543 853,097
FR Refuel LLC
8.55% (1 Month Term SOFR + 4.75%, Rate Floor:
1.75%) due 11/08/28
◊
7,616,620 7,540,454
LaserAway Intermediate Holdings II LLC
9.74% (3 Month Term SOFR + 6.01%, Rate Floor:
0.75%) due 10/14/27
◊
7,364,538 7,309,304
Recess Holdings, Inc.
7.56% (3 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 02/20/30
◊
7,072,921 7,072,921
PetSmart LLC
7.69% (1 Month Term SOFR + 4.00%) due 08/18/32
◊
6,956,045 6,995,208
NFM & J LLC
9.61% (3 Month Term SOFR + 5.85%, Rate Floor:
1.00%) due 11/30/28
◊,†††
3,209,480 3,168,754
9.69% (3 Month Term SOFR + 5.85%, Rate Floor:
1.00%) due 11/30/28
◊,†††
3,157,126 3,117,064
QSRP Finco BV
6.44% (6 Month EURIBOR + 3.75%) due 06/19/31
◊
EUR 5,450,000 6,244,876
Casper Bidco SASU
5.50% (1 Month EURIBOR + 3.25%) due 03/21/31
◊
EUR 5,150,000 5,963,266
FCG Acquisitions, Inc.
6.94% (1 Month Term SOFR + 3.25%) due 03/04/33
◊
5,923,522 5,942,952
White Cap Supply Holdings LLC
7.19% (1 Month Term SOFR + 3.50%) due 02/10/33
◊
3,690,000 3,687,048
6.94% (1 Month Term SOFR + 3.25%) due 10/19/29
◊
2,130,789 2,129,724
Scientific Games Holdings, LP
6.75% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 04/04/29
◊
6,336,325 5,721,194
Applegreen Ltd.
6.96% (3 Month EURIBOR + 4.50%) due 01/30/32
◊
EUR 4,800,000 5,609,562
Betclic Everest Group SAS
4.98% (3 Month EURIBOR + 2.50%) due 12/10/31
◊
EUR 3,150,000 3,660,715
5.48% (3 Month EURIBOR + 3.00%) due 12/10/31
◊
EUR 1,000,000 1,163,014
6.48% (3 Month Term SOFR + 2.75%) due 12/10/31
◊
500,000 501,665
Dealer Tire Financial LLC
6.69% (1 Month Term SOFR + 3.00%) due 07/02/31
◊
5,259,968 5,185,434

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 37
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Consumer, Cyclical - 8.4% (continued)
Evergreen Acqco 1, LP
6.17% (3 Month Term SOFR + 2.50%) due 09/17/32
◊
5,142,500 $ 5,153,196
Hunter Douglas, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 01/17/32
◊
3,595,250 3,598,989
5.29% (3 Month EURIBOR + 3.00%) due 01/17/32
◊
EUR 1,250,000 1,454,857
Accuride Intermediate Co., Inc.
8.15% (3 Month Term SOFR + 4.50%) (in-kind rate was
8.15%) due 03/07/30
◊,†††,∞,(j)
2,400,686 4,661,749
Sandy Bidco BV
6.26% (6 Month EURIBOR + 3.85%) due 08/17/29
◊
EUR 4,550,000 4,620,178
Gibson Brands, Inc.
8.99% (3 Month Term SOFR + 5.26%, Rate Floor:
0.75%) due 08/11/28
◊
4,703,375 4,506,821
Shaw Development LLC
9.82% (3 Month Term SOFR + 6.00%) due 10/30/29
◊,†††
4,228,204 4,124,520
Beach Acquisition Bidco LLC
5.28% (1 Month EURIBOR + 3.00%) due 09/12/32
◊
EUR 3,492,858 4,070,803
International Entertainment JJCo 3 Ltd.
8.24% (3 Month SONIA + 4.50%) due 04/19/32
◊
GBP 3,000,000 4,063,547
Park River Holdings, Inc.
8.23% (3 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 03/17/31
◊
4,004,536 4,013,466
Vista Management Holding, Inc.
7.48% (3 Month Term SOFR + 3.75%) due 04/01/31
◊
3,797,839 3,811,284
TRQ Sales LLC
6.98% (3 Month Term SOFR + 3.25%) due 12/30/32
◊
3,815,438 3,801,130
Motel One GmbH
5.46% (1 Month EURIBOR + 3.25%) due 06/04/32
◊
EUR 3,000,000 3,489,879
Alterra Mountain Co.
6.19% (1 Month Term SOFR + 2.50%) due 05/31/30
◊
2,971,454 2,978,882
6.19% (1 Month Term SOFR + 2.50%) due 08/17/28
◊
458,520 459,666
SGH2 LLC
8.23% (3 Month Term SOFR + 4.50%) due 08/18/32
◊
3,374,500 3,374,500
Clarios Global, LP
5.00% (1 Month EURIBOR + 2.75%) due 01/28/32
◊
EUR 1,544,444 1,794,094
6.19% (1 Month Term SOFR + 2.50%) due 01/28/32
◊
1,393,000 1,396,483
Breitling Financing SARL
6.50% (6 Month EURIBOR + 3.90%) due 10/25/28
◊
EUR 3,000,000 2,990,977
Elvis UK Holdco Ltd.
5.33% (3 Month EURIBOR + 2.93%) due 10/31/31
◊
EUR 2,450,000 2,849,784
Entain Holdings (Gibraltar) Ltd.
5.79% (3 Month EURIBOR + 3.50%) due 06/30/28
◊
EUR 1,663,043 1,949,054
5.98% (3 Month Term SOFR + 2.25%) due 07/30/32
◊
895,489 893,250
Sun III Ltd.
7.52% (6 Month EURIBOR + 5.00%) due 12/20/32
◊
EUR 2,400,000 2,753,689
CD&R Firefly Bidco PLC
5.46% (3 Month EURIBOR + 3.00%) due 07/03/31
◊
EUR 2,300,000 2,675,280

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
38 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Consumer, Cyclical - 8.4% (continued)
Bulldog Purchaser, Inc.
6.94% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 02/04/33
◊
2,487,500 $ 2,493,022
Eden SAS
5.54% (3 Month EURIBOR + 3.25%) due 06/22/29
◊
EUR 2,100,000 2,457,988
Quimper AB
5.29% (3 Month EURIBOR + 2.98%) due 03/31/30
◊
EUR 2,100,000 2,441,696
Parts Europe S.A.
4.99% (3 Month EURIBOR + 2.50%) due 02/06/31
◊
EUR 2,000,000 2,327,631
Caesars Entertainment, Inc.
5.94% (1 Month Term SOFR + 2.25%, Rate Floor:
0.50%) due 02/06/31
◊
1,955,000 1,880,065
5.94% (1 Month Term SOFR + 2.25%, Rate Floor:
0.50%) due 02/06/30
◊
444,125 433,208
Versuni Group B.V.
5.87% (6 Month EURIBOR + 3.25%) due 07/01/33
◊
EUR 1,900,000 2,203,284
Boots Group Bidco Ltd.
8.23% (1 Month SONIA + 4.50%) due 08/31/32
◊
GBP 1,500,000 2,042,077
OptiGroup AB
7.50% (1 Month EURIBOR + 5.25%) due 03/16/29
◊
EUR 1,600,000 1,767,186
SHO Holding I Corp.
10.49% (3 Month Term SOFR + 6.76%, Rate Floor:
1.00%) due 06/30/29
◊,†††
1,124,491 1,116,015
10.99% (3 Month Term SOFR + 7.00%, Rate Floor:
1.00%) (in-kind rate was 5.00%) due 06/30/29
◊,†††,(j)
428,985 377,507
Grant Thornton Advisors LLC
5.53% (1 Month EURIBOR + 3.25%) due 09/23/32
◊
EUR 1,275,000 1,450,547
Fertitta Entertainment LLC
6.94% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 01/27/29
◊
1,324,266 1,327,073
Arcis Golf LLC
6.26% (3 Month Term SOFR + 2.50%) due 08/29/33
◊
1,284,810 1,286,018
PT Intermediate Holdings III LLC
8.48% (3 Month Term SOFR + 4.75%) due 04/09/30
◊
956,147 937,024
Gulfside Supply, Inc.
6.73% (3 Month Term SOFR + 3.00%) due 06/17/31
◊
900,000 781,875
Pioneer Opco LLC
6.94% (1 Month Term SOFR + 3.25%) due 05/16/33
◊
400,000 402,876
Total Consumer, Cyclical 197,495,358
Industrial - 7 .0%
Capstone Acquisition Holdings, Inc.
8.29% (1 Month Term SOFR + 4.60%, Rate Floor:
1.00%) due 11/13/29
◊,†††
8,740,658 8,709,666
Merlin Buyer, Inc.
7.73% (3 Month Term SOFR + 4.00%) due 04/15/33
◊
7,700,000 7,746,200
Finco Utilitas BV
5.44% (6 Month EURIBOR + 2.95%) due 09/27/30
◊
EUR 5,400,000 6,323,049

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 39
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Industrial - 7.0% (continued)
Engineered Machinery Holdings, Inc.
6.49% (3 Month Term SOFR + 2.75%) due 11/26/32
◊
3,724,399 $ 3,738,142
5.41% (3 Month EURIBOR + 3.00%) due 11/26/32
◊
EUR 2,100,000 2,438,184
Financiere Chione SAS
5.79% (3 Month EURIBOR + 3.50%) due 12/30/31
◊
EUR 5,300,000 6,170,809
East West Manufacturing LLC
9.31% (1 Month Term SOFR + 5.50%) due 07/01/32
◊
6,150,000 6,027,000
Proampac PG Borrower LLC
7.76% (3 Month Term SOFR + 4.00%) due 03/07/33
◊
5,780,331 5,757,614
OEP Glass Purchaser LLC
7.73% (3 Month Term SOFR + 4.00%) due 03/07/33
◊
5,727,500 5,716,790
Cube Safety Bidco Ab
5.50% (1 Month EURIBOR + 3.25%) due 05/20/33
◊
EUR 4,835,106 5,643,570
SunSource Borrower LLC
7.79% (1 Month Term SOFR + 4.10%) due 03/25/31
◊
5,601,349 5,621,177
Hobbs & Associates LLC
6.62% (6 Month Term SOFR + 2.75%) due 07/23/31
◊
5,609,867 5,594,440
TSG Solutions Holding Saca
5.46% (3 Month EURIBOR + 3.00%) due 05/04/32
◊
EUR 4,775,000 5,576,907
Integrated Power Services Holdings, Inc.
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
1.75%) due 11/22/31
◊,†††
3,823,289 3,813,296
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
0.75%) due 11/22/28
◊,†††
1,676,042 1,671,662
Pregis Topco LLC
7.44% (1 Month Term SOFR + 3.75%) due 02/01/29
◊
4,997,278 5,026,012
Michael Baker International LLC
7.82% (3 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 12/01/28
◊
4,728,336 4,740,157
Pelican Products, Inc.
8.24% (3 Month Term SOFR + 4.51%, Rate Floor:
0.50%) due 12/29/28
◊
4,383,062 4,314,204
Engineering Research & Consulting LLC
8.73% (3 Month Term SOFR + 5.00%) due 08/29/31
◊
4,531,000 3,755,066
Protect Bidco GmbH
5.96% (3 Month EURIBOR + 3.50%) due 08/13/32
◊
EUR 3,200,000 3,718,041
Aman OBH1L Mortgage
9.42% (1 Month Term SOFR + 5.00%, Rate Floor:
2.75%) due 01/02/40
◊,†††
3,682,437 3,649,347
Dxp Enterprises, Inc.
6.94% (1 Month Term SOFR + 3.25%, Rate Floor:
1.00%) due 10/11/30
◊
3,485,303 3,505,622
Owens-Illinois Group, Inc.
6.69% (1 Month Term SOFR + 3.00%) due 09/30/32
◊
3,473,647 3,447,595
Azuria Water Solutions, Inc.
6.48% (3 Month Term SOFR + 2.75%) due 04/25/33
◊
3,337,600 3,320,078
Apple Bidco LLC
6.19% (1 Month Term SOFR + 2.50%) due 09/23/31
◊
3,060,399 3,071,692

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
40 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Industrial - 7.0% (continued)
Talbot Participation SAS
5.29% (3 Month EURIBOR + 3.00%) due 07/07/32
◊
EUR 2,550,000 $ 2,971,610
Icebox Holdco III, Inc.
6.98% (3 Month Term SOFR + 3.25%) due 12/22/31
◊
2,872,577 2,885,015
Climater Bidco II SAS
5.54% (3 Month EURIBOR + 3.25%) due 03/19/32
◊
EUR 2,450,000 2,848,987
Project Aurora Us Finco, Inc.
5.54% (3 Month EURIBOR + 3.25%) due 12/06/32
◊
EUR 2,400,000 2,798,314
GrafTech Global Enterprises, Inc.
9.81% (3 Month Term SOFR + 6.00%, Rate Floor:
2.00%) due 12/21/29
◊
1,725,656 1,664,723
9.73% (3 Month Term SOFR + 6.00%, Rate Floor:
3.75%) due 12/21/29
◊
986,089 951,270
Drive Bidco BV
5.48% (3 Month EURIBOR + 3.00%) due 07/23/31
◊
EUR 2,200,000 2,566,271
Cube A&D Buyer, Inc.
6.74% (3 Month Term SOFR + 3.00%) due 10/17/31
◊
2,431,625 2,437,704
Tega MC Australia Holdings Pty Ltd.
7.16% (3 Month Term SOFR + 3.50%) due 06/01/33
◊
2,250,000 2,259,855
Holding Socotec
6.42% (3 Month Term SOFR + 2.75%, Rate Floor:
0.75%) due 06/02/31
◊
2,254,230 2,255,650
LSF12 Phoenix Holdco LLC
8.19% (1 Month Term SOFR + 4.50%) due 03/25/33
◊
2,100,000 2,102,625
Dresser Utility Solutions LLC
due 08/05/33
§
1,721,739 1,722,824
due 08/05/33
§
278,261 278,436
Mannington Mills, Inc.
8.44% (1 Month Term SOFR + 4.75%) due 03/25/32
◊
1,978,014 1,965,651
Lernen US Finco LLC
6.30% (6 Month EURIBOR + 3.75%) due 04/25/29
◊
EUR 1,500,000 1,714,523
Apave SA
5.36% (3 Month EURIBOR + 2.99%) due 12/09/31
◊
EUR 1,150,000 1,342,288
Arcwood Environmental, Inc.
6.82% (3 Month Term SOFR + 3.00%) due 04/01/33
◊
1,267,000 1,274,919
Ccp Lux Holding SARL
7.10% (3 Month EURIBOR + 4.75%) due 01/05/28
◊
EUR 1,100,000 1,253,382
Ilpea Parent, Inc.
7.69% (1 Month Term SOFR + 4.00%, Rate Floor:
0.75%) due 06/22/28
◊,†††
1,199,281 1,190,287
Skyshield Group Midco Ltd.
5.61% (6 Month EURIBOR + 3.00%) due 06/30/33
◊
EUR 1,000,000 1,167,625
Delachaux Group SA
5.21% (1 Month EURIBOR + 2.75%) due 04/16/32
◊
EUR 1,000,000 1,164,164
Fugue Finance LLC
5.30% (3 Month EURIBOR + 2.75%, Rate Floor: 0.50%)
due 01/09/32
◊
EUR 1,000,000 1,156,418

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 41
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Industrial - 7.0% (continued)
Skyshield US Bidco Ltd.
6.37% (6 Month Term SOFR + 2.50%) due 06/30/33
◊
1,150,000 $ 1,154,312
Gibraltar Industries, Inc.
5.89% (1 Month Term SOFR + 2.25%) due 02/02/33
◊
1,015,385 1,015,385
Berlin Packaging LLC
6.98% (3 Month Term SOFR + 3.25%) due 06/07/31
◊
961,482 957,281
Salas O'Brien, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 01/31/33
◊
928,571 930,893
BCPE Lightning Buyer, Inc.
due 07/24/33
§
732,558 734,390
due 07/23/33
§
167,442 167,860
Mahseer Holdings LLC
6.98% (3 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 03/16/33
◊
862,069 864,871
Total Industrial 164,893,853
Financial - 5 .6%
HIG Operations Holdings, Inc.
8.19% (1 Month Term SOFR + 4.50%, Rate Floor:
1.00%) due 06/11/31
◊,†††
8,584,093 8,500,550
8.19% (1 Month Term SOFR + 4.50%) due 06/11/31
◊,†††
160,020 158,463
Hightower Holding LLC
6.51% (3 Month Term SOFR + 2.75%) due 02/03/32
◊
7,857,441 7,837,798
Nexus Buyer LLC
7.19% (1 Month Term SOFR + 3.50%) due 07/31/31
◊
4,652,028 4,526,051
9.44% (1 Month Term SOFR + 5.75%) due 02/16/32
◊
3,300,000 3,198,954
Aretec Group, Inc.
6.69% (1 Month Term SOFR + 3.00%) due 08/09/30
◊
7,544,742 7,551,607
Cliffwater LLC
8.19% (1 Month Term SOFR + 4.50%, Rate Floor:
0.75%) due 04/22/32
◊,†††
6,724,875 6,506,855
Kestra Advisor Services Holdings A, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 03/24/31
◊
6,119,962 6,086,425
Cervantes Bidco SL
5.52% (6 Month EURIBOR + 3.00%) due 12/03/31
◊
EUR 5,200,000 6,058,606
Orion Advisor Solutions, Inc.
6.57% (3 Month Term SOFR + 2.75%) due 09/24/30
◊
5,986,275 5,963,168
Blackhawk Network Holdings, Inc.
7.23% (3 Month Term SOFR + 3.50%, Rate Floor:
1.00%) due 03/12/29
◊
5,847,973 5,807,271
Saphilux SARL
6.73% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 07/18/33
◊
5,749,433 5,753,055
Kroll, Inc.
9.48% (3 Month Term SOFR + 5.75%) (in-kind rate was
2.75%) due 09/10/32
◊,†††,(j)
5,441,311 5,422,990
8.94% (1 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 09/13/32
◊,†††
141,667 141,667

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
42 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Financial - 5.6% (continued)
PHM Group Holding Oy
5.82% (3 Month EURIBOR + 3.50%) due 04/22/32
◊
EUR 4,600,000 $ 5,325,077
Orion Us Finco, Inc.
6.75% (3 Month Term SOFR + 3.00%) due 10/08/32
◊,†††
4,887,750 4,903,024
Vacation Rental Brands Holdings
8.98% (3 Month Term SOFR + 5.25%, Rate Floor:
1.00%) due 05/06/32
◊,†††
2,500,582 2,478,917
8.73% (1 Month Term SOFR + 5.00%, Rate Floor:
1.00%) due 05/06/32
◊,†††
2,436,299 2,415,191
CFC US 2025 LLC
7.23% (3 Month Term SOFR + 3.50%) due 07/01/32
◊
4,380,999 4,213,075
Ardonagh Group Finco Pty Ltd.
6.83% (6 Month Term SOFR + 3.00%) due 02/15/31
◊
3,802,115 3,762,915
Dione Bidco Ltd.
6.27% (6 Month EURIBOR + 3.75%) due 12/20/32
◊
EUR 2,700,000 3,155,379
Chrysaor Bidco SARL
6.76% (3 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 10/30/31
◊
2,977,556 2,990,955
Cross Financial Corp.
6.44% (1 Month Term SOFR + 2.75%) due 10/31/31
◊
2,765,105 2,689,065
GTCR Everest Borrower LLC
5.98% (3 Month Term SOFR + 2.25%) due 09/05/31
◊
2,580,896 2,577,309
Asurion LLC
8.07% (3 Month Term SOFR + 4.25%) due 09/19/30
◊
2,469,750 2,446,965
8.17% (3 Month Term SOFR + 4.35%) due 08/21/28
◊
92,416 92,465
VFH Parent LLC
6.19% (1 Month Term SOFR + 2.50%, Rate Floor:
0.50%) due 06/21/31
◊
2,500,000 2,494,525
IMC Financing LLC
6.19% (1 Month Term SOFR + 2.50%) due 06/21/32
◊
2,354,992 2,355,982
Admiral Bidco GmbH
5.71% (3 Month EURIBOR + 3.25%) due 09/30/32
◊
EUR 1,900,000 2,216,435
Galaxy Bidco Ltd.
6.24% (6 Month EURIBOR + 3.75%) due 12/19/29
◊
EUR 1,800,000 2,102,457
Tegra118 Wealth Solutions, Inc.
7.82% (3 Month Term SOFR + 4.00%) due 01/27/33
◊
1,995,000 1,998,751
Ardonagh Finco B.V.
6.31% (6 Month EURIBOR + 3.63%) due 02/15/31
◊
EUR 1,620,000 1,884,064
EP Wealth Advisors, Inc.
6.19% (1 Month Term SOFR + 2.50%) due 10/18/32
◊
1,795,500 1,801,479
OEG Borrower LLC
7.17% (3 Month Term SOFR + 3.50%) due 06/30/31
◊
1,719,375 1,726,545
TPG RE Finance Trust, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 05/16/33
◊
1,000,000 1,002,500
Ascensus Holdings, Inc.
6.69% (1 Month Term SOFR + 3.00%) due 11/24/32
◊
853,919 841,468
Focus Financial Partners LLC
6.19% (1 Month Term SOFR + 2.50%) due 09/15/31
◊
845,739 835,362

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 43
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Financial - 5.6% (continued)
Osaic Holdings, Inc.
6.23% (3 Month Term SOFR + 2.50%) due 07/30/32
◊
798,000 $ 796,420
Eagle Point Holdings Borrower LLC
7.63% (1 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 03/31/28
◊,†††
250,000 250,000
7.50% (1 Month Term SOFR + 3.75%, Rate Floor:
1.00%) due 03/31/28
◊,†††
250,000 250,000
Avison Young Canada, Inc.
11.43% (3 Month Term SOFR + 7.76%, Rate Floor:
2.00%) due 03/12/29
◊
1,013,270 385,042
11.51% (3 Month Term SOFR + 7.76%, Rate Floor:
2.00%) due 03/12/29
◊
178,392 32,705
Jones Deslauriers Insurance Management, Inc.
6.82% (3 Month Term SOFR + 3.00%) due 02/02/33
◊
298,995 294,510
Total Financial 131,832,042
Technology - 4 .5%
Visma AS
5.82% (6 Month EURIBOR + 3.70%) (WAC) due
12/05/28
◊,†††
EUR 7,250,000 8,399,100
5.82% (3 Month EURIBOR + 3.70%) due 12/05/28
◊,†††
EUR 500,000 579,248
Datix Bidco Ltd.
8.76% (6 Month SONIA + 5.00%) due 04/30/31
◊,†††
GBP 3,920,000 5,282,171
8.73% (6 Month Term SOFR + 5.00%, Rate Floor:
0.50%) due 04/30/31
◊,†††
1,110,000 1,104,013
AthenaHealth Group, Inc.
6.94% (1 Month Term SOFR + 3.25%, Rate Floor:
0.50%) due 02/17/32
◊
5,950,000 5,943,634
Claudius Finance SARL
5.21% (3 Month EURIBOR + 2.75%) due 07/10/28
◊
EUR 5,150,000 5,928,874
Zodiac Purchaser LLC
7.19% (1 Month Term SOFR + 3.50%) due 02/14/32
◊
5,962,839 5,631,186
Ascend Learning LLC
6.69% (1 Month Term SOFR + 3.00%, Rate Floor:
0.50%) due 12/11/28
◊
5,210,427 5,203,185
Precise Bidco BV
5.40% (3 Month EURIBOR + 3.00%) due 11/15/30
◊
EUR 4,417,500 5,084,002
Kerridge Commercial Systems Bidco Ltd.
8.17% (3 Month SONIA + 4.41%) due 11/25/32
◊,†††
GBP 3,800,000 4,996,447
Leia Finco US LLC
6.99% (3 Month Term SOFR + 3.25%) due 10/09/31
◊
5,115,151 4,817,858
team.blue Finco SARL
5.74% (3 Month EURIBOR + 3.45%) due 09/30/29
◊
EUR 4,150,000 4,674,637
Kaseya, Inc.
7.07% (3 Month Term SOFR + 3.25%) due 03/20/32
◊
5,933,582 4,507,030
Concorde Lux SARL
5.82% (3 Month EURIBOR + 3.50%) due 03/01/30
◊
EUR 3,900,000 4,158,995

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
44 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Technology - 4.5% (continued)
Sitecore Holding III AS
10.07% (6 Month Term SOFR + 6.25%, Rate Floor:
0.50%) due 03/12/29
◊,†††
2,027,682 $ 1,919,340
8.69% (6 Month EURIBOR + 6.00%) due 03/12/29
◊,†††
EUR 1,635,285 1,797,741
10.07% (6 Month Term SOFR + 6.25%) due 03/12/29
◊,†††
221,549 209,711
Conga Corp.
7.32% (3 Month Term SOFR + 3.50%) due 05/08/28
◊
3,819,980 3,767,455
Boxer Parent Co., Inc.
6.51% (3 Month Term SOFR + 2.75%) due 07/30/31
◊
3,948,787 3,736,935
Azurite Intermediate Holdings, Inc.
9.69% (1 Month Term SOFR + 6.00%) due 03/19/31
◊,†††
4,139,625 3,725,663
Pushpay USA, Inc.
7.57% (3 Month Term SOFR + 3.75%) due 08/15/31
◊
3,841,646 3,457,482
PointClickCare Technologies, Inc.
6.57% (3 Month Term SOFR + 2.75%) due 11/03/31
◊
2,419,000 2,405,405
Polaris Newco LLC
7.51% (3 Month Term SOFR + 3.76%, Rate Floor:
1.00%) due 03/03/28
◊,†††
2,380,274 2,380,274
Realpage, Inc.
6.99% (3 Month Term SOFR + 3.26%, Rate Floor:
1.50%) due 04/24/28
◊
2,405,243 2,366,398
Planview Parent, Inc.
7.23% (3 Month Term SOFR + 3.50%) due 12/17/27
◊
2,485,659 2,110,946
IGT Holding IV AB
6.73% (3 Month Term SOFR + 3.00%) due 09/01/31
◊
1,995,000 1,990,012
GracoRoberts UK Ltd.
due 08/17/33
§
1,653,797 1,637,259
due 08/17/33
§
296,203 296,203
Athena Bidco GmbH
5.54% (3 Month EURIBOR + 3.25%) due 05/31/32
◊
EUR 1,575,000 1,828,748
HSO Group BV
7.01% (3 Month EURIBOR + 4.50%) due 11/17/32
◊
EUR 1,601,961 1,820,200
Ping Identity Corp.
6.39% (1 Month Term SOFR + 2.75%) due 11/15/32
◊
1,296,750 1,280,541
OAK-Eagle Acquireco, Inc.
7.25% (3 Month Term SOFR + 3.50%) due 08/04/33
◊
1,250,000 1,261,500
Bep Intermediate Holdco LLC
6.44% (1 Month Term SOFR + 2.75%) due 04/25/31
◊
882,107 884,312
Marcel Bidco LLC
6.66% (1 Month Term SOFR + 3.00%) due 11/11/30
◊
491,297 486,384
Imprivata, Inc.
7.48% (3 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 12/03/29
◊
400,000 403,356
Total Technology 106,076,245
Communications - 2 .3%
Salsa Holding 4 SARL
6.35% (6 Month EURIBOR + 3.75%) due 11/29/32
◊,†††
EUR 9,850,000 11,311,556

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 45
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Communications - 2.3% (continued)
Firstdigital Communications LLC
8.55% (1 Month Term SOFR + 4.86%, Rate Floor:
0.75%) (in-kind rate was 0.50%) due 12/17/26
◊,†††,(j)
7,811,344 $ 7,634,998
Tripadvisor, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 07/08/31
◊
6,178,557 5,966,200
Total Webhosting Solutions BV
6.28% (1 Month EURIBOR + 4.00%) due 11/04/31
◊
EUR 5,500,000 5,889,459
Zephyr Bidco Ltd.
8.23% (1 Month SONIA + 4.50%) due 07/20/28
◊
GBP 4,000,000 5,373,733
Level 3 Financing, Inc.
6.44% (1 Month Term SOFR + 2.75%) due 03/29/32
◊
5,053,350 5,070,481
Speedster Bidco GmbH
6.48% (3 Month Term SOFR + 2.75%, Rate Floor:
0.50%) due 12/10/31
◊
2,176,602 2,152,790
5.50% (6 Month EURIBOR + 3.00%) due 12/11/31
◊
EUR 1,400,000 1,603,603
Cengage Learning, Inc.
6.69% (1 Month Term SOFR + 3.00%, Rate Floor:
1.00%) due 03/24/31
◊
3,418,348 3,402,795
Redhalo Midco UK Ltd.
5.29% (3 Month EURIBOR + 3.00%) due 03/22/31
◊
EUR 2,100,000 2,348,626
Sunrise Financing Partnership
6.34% (6 Month Term SOFR + 2.47%) due 02/15/32
◊
1,400,000 1,383,466
Zephyr Midco 2 Ltd.
5.21% (1 Month EURIBOR + 3.00%) due 07/20/28
◊
EUR 1,000,000 1,158,624
CNT Holdings I Corp.
due 11/08/32
§
400,000 401,284
Xplore, Inc.
9.08% (3 Month Term SOFR + 5.26%) due 10/24/29
◊
320,958 297,422
Discovery Global Holdings, Inc.
6.19% (1 Month Term SOFR + 2.50%) due 06/03/33
◊
100,000 100,195
Total Communications 54,095,232
Basic Materials - 0 .9%
INEOS US Finance LLC
8.69% (1 Month Term SOFR + 5.00%) due 06/25/32
◊
6,300,000 5,827,500
Lummus Technology Holdings V LLC
6.19% (1 Month Term SOFR + 2.50%) due 12/31/29
◊
3,226,288 3,220,254
SCIL IV LLC
6.50% (3 Month EURIBOR + 4.00%) due 11/08/32
◊
EUR 2,600,000 3,033,802
Paint Intermediate III LLC
6.27% (3 Month Term SOFR + 2.50%) due 10/09/31
◊
2,468,750 2,471,836
Discovery Purchaser Corp.
7.48% (3 Month Term SOFR + 3.75%, Rate Floor:
0.50%) due 10/04/29
◊
1,709,882 1,701,983
WR Grace Holdings LLC
6.73% (3 Month Term SOFR + 3.00%) due 08/19/32
◊
1,339,875 1,343,787
Kersia International SAS
5.79% (3 Month EURIBOR + 3.50%) due 12/18/30
◊
EUR 1,000,000 1,168,659

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
46 |
a
a
Face
Amount
~
Value
SENIOR FLOATING RATE INTERESTS - 38.1% (continued)
Basic Materials - 0.9% (continued)
Bond US Bidco 1, Inc.
7.24% (1 Month Term SOFR + 3.50%) due 06/29/33
◊
1,100,000 $ 1,106,644
SCIL US Holdings LLC
7.76% (3 Month Term SOFR + 4.00%) due 11/08/32
◊
545,875 549,287
Arsenal AIC Parent LLC
6.44% (1 Month Term SOFR + 2.75%) due 08/18/30
◊
516,879 518,538
Total Basic Materials 20,942,290
Energy - 0 .6%
Liquid Tech Solutions Holdings LLC
7.23% (3 Month Term SOFR + 3.50%) due 10/12/32
◊
5,934,509 5,912,255
Apro LLC
7.39% (1 Month Term SOFR + 3.75%) due 07/09/31
◊
4,213,991 4,234,387
Traverse Midstream Partners LLC
5.99% (3 Month Term SOFR + 2.25%) due 07/14/33
◊
2,300,000 2,298,850
Venture Global Calcasieu Pass LLC
6.95% (6 Month Term SOFR + 3.25%) due 04/11/33
◊
1,000,000 1,006,110
Al GCX Holdings LLC
5.90% (1 Month Term SOFR + 2.25%, Rate Floor:
0.50%) due 12/17/32
◊
147,537 147,432
Total Energy 13,599,034
Utilities - 0 .2%
Powergrid Services LLC
8.48% (3 Month Term SOFR + 4.75%, Rate Floor:
0.75%) due 07/01/32
◊,†††
3,073,480 3,059,330
8.41% (1 Month Term SOFR + 4.75%, Rate Floor:
1.00%) due 07/01/30
◊,†††
507,000 480,571
Total Utilities 3,539,901
Infrastructure - 0 .1%
QTS Good News Facility
6.39% (SOFR + 3.00%) due 10/09/28
◊,†††
2,900,000 2,896,274
Total Senior Floating Rate Interests
(Cost $900,508,637) 894,548,814
COLLATERALIZED MORTGAGE OBLIGATIONS - 21 .4%
Government Agency - 16 .2%
Fannie Mae
5.50% due 10/01/56 172,111,669 170,078,920
5.50% due 11/01/54 110,540,173 109,049,267
5.00% due 10/01/55 38,552,805 37,140,988
3.00% due 10/01/55 22,070,000 18,789,479
5.00% due 04/01/56
(a)
12,655,674 12,213,934
5.50% due 08/01/56
(a)
8,964,265 8,887,723
4.00% due 06/01/52
(a)
5,273,273 4,864,619
4.00% due 07/01/52
(a)
5,037,100 4,663,605
5.50% due 04/01/56
(a)
2,539,965 2,515,704
4.00% due 05/01/52
(a)
1,302,875 1,196,364

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 47
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4% (continued)
Government Agency - 16.2% (continued)
Freddie Mac
4.00% due 05/01/52
(a)
4,078,260 $ 3,762,504
5.50% due 08/01/56 3,470,000 3,436,856
4.00% due 06/01/52
(a)
3,591,531 3,325,209
4.00% due 08/01/52
(a)
1,331,206 1,236,176
Total Government Agency 381,161,348
Residential Mortgage-Backed Securities - 3 .7%
Morgan Stanley Residential Mortgage Loan Trust
2026-NEW1, 6.41% (WAC) due 04/27/71
◊,(e)
4,380,000 3,812,593
2026-NQM4, 6.69% (WAC) due 03/25/71
◊,(e)
3,550,000 3,275,775
2026-NQM6, 6.61% (WAC) due 05/26/71
◊,(e)
3,570,000 3,185,485
2026-NQM1, 1.83% (WAC) due 12/25/70
◊,δ,(e)
75,330,104 2,857,745
2026-NEW2, 6.39% (WAC) due 08/25/71
◊,(e)
2,945,000 2,830,575
2026-NQM2, 1.91% (WAC) due 01/26/71
◊,δ,(e)
59,612,499 2,442,068
2026-NQM1, 6.77% (WAC) due 12/25/70
◊,(e)
2,451,120 2,283,767
2025-NQM10, 1.73% (WAC) due 11/25/70
◊,δ,(e)
59,098,673 2,127,848
2026-NQM4, 1.44% (WAC) due 03/25/71
◊,δ,(e)
67,655,562 2,093,087
2026-NQM2, 6.82% (WAC) due 01/26/71
◊,(e)
2,000,000 1,858,025
2026-NEW1, 0.99% (WAC) due 04/27/71
◊,δ,(e)
87,306,441 1,759,626
2026-NQM1, 6.18% (WAC) due 12/25/70
◊,(e)
1,430,000 1,390,902
2026-NQM6, 1.01% (WAC) due 05/26/71
◊,δ,(e)
63,125,439 1,370,037
2026-NQM2, 6.19% (WAC) due 01/26/71
◊,(e)
1,250,000 1,215,399
2026-NEW1, 0.34% (WAC) due 04/27/71
◊,δ,(e)
87,306,441 1,054,889
2025-NQM10, 7.01% (WAC) due 11/25/70
◊,(e)
757,800 722,122
2026-NQM6, 0.32% (WAC) due 05/26/71
◊,δ,(e)
63,125,439 705,976
2026-NQM4, 0.32% (WAC) due 03/25/71
◊,δ,(e)
67,655,562 700,945
2026-NQM1, 0.32% (WAC) due 12/25/70
◊,δ,(e)
75,330,104 646,136
2025-NQM10, 0.34% (WAC) due 11/25/70
◊,δ,(e)
59,098,673 530,192
2026-NQM2, 0.32% (WAC) due 01/26/71
◊,δ,(e)
59,612,499 512,560
BRAVO Trust
2026-SR1, 6.33% due 03/29/46
(e)
11,402,530 11,366,042
Mill City Securities Ltd.
2024-RS1, 4.00% due 11/01/69
(e),(k)
10,250,000 9,768,988
PRPM LLC
2026-3, 5.96% due 04/25/31
(e),(k)
8,788,887 8,770,460
New York Mortgage Trust
2026-RR1, 6.88% due 09/28/65
(e),(k)
6,100,000 6,089,514
Carrington Mortgage Loan Trust Series
2006-NC5, 3.93% (1 Month Term SOFR + 0.41%, Rate
Floor: 0.30%) due 01/25/37
◊
3,031,084 2,746,177
OBX Trust
2024-NQM6, 6.92% (WAC) due 02/25/64
◊,(e)
1,750,000 1,758,296
LSTAR Securities Investment Ltd.
2024-1, 7.72% (30 Day Average SOFR + 4.10%, Rate
Floor: 3.10%) due 01/01/29
◊,(e)
1,682,242 1,680,764
GCAT Trust
2022-NQM5, 5.71% due 08/25/67
(e),(k)
1,477,838 1,456,314

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
48 |
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4% (continued)
Residential Mortgage-Backed Securities - 3.7% (continued)
WaMu Asset-Backed Certificates WaMu Series Trust
2007-HE4, 3.95% (1 Month Term SOFR + 0.28%, Rate
Floor: 0.28%) due 07/25/47
◊
1,330,852 $ 998,718
2007-HE4, 4.03% (1 Month Term SOFR + 0.36%, Rate
Floor: 0.36%) due 07/25/47
◊
793,975 442,014
Lehman XS Trust
2006-18N, 4.14% (1 Month Term SOFR + 0.47%, Rate
Floor: 0.36%) due 12/25/36
◊
1,166,706 1,215,409
PRKCM Trust
2022-AFC2, 7.14% (WAC) due 08/25/57
◊,(e)
770,422 766,677
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 4.04% (1 Month Term SOFR + 0.37%,
Rate Floor: 0.26%) due 12/25/36
◊
1,238,993 765,908
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53
◊,(e)
733,739 744,408
Total Residential Mortgage-Backed Securities 85,945,441
Commercial Mortgage-Backed Securities - 1 .1%
BX Trust
2024-VLT4, 6.08% (1 Month Term SOFR + 2.44%, Rate
Floor: 2.44%) due 06/15/41
◊,(e)
4,989,400 4,927,032
BXHPP Trust
2021-FILM, 4.85% (1 Month Term SOFR + 1.21%, Rate
Floor: 1.10%) due 08/15/36
◊,(e)
5,350,000 4,413,750
KELR Trust
2026-MF, 6.45% (1 Month Term SOFR + 2.80%, Rate
Floor: 2.80%) due 08/15/43
◊,(e)
3,850,000 3,849,967
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 5.54% (1 Month Term SOFR + 1.90%,
Rate Floor: 1.54%) due 06/15/38
◊,(e)
3,940,000 3,320,383
JC Commercial Mortgage Trust
2026-VYV, 6.87% (WAC) due 09/10/41
◊,(e)
3,150,000 3,149,672
EQT Trust
2026-IND1, 6.34% (1 Month Term SOFR + 2.70%, Rate
Floor: 2.70%) due 07/15/41
◊,(e)
3,000,000 3,013,125
GS Mortgage Securities Corp. Trust
2020-DUNE, 6.41% (1 Month Term SOFR + 2.76%,
Rate Floor: 2.65%) due 12/15/36
◊,(e)
1,599,998 1,520,337
BX Commercial Mortgage Trust
2024-AIRC, 6.23% (1 Month Term SOFR + 2.59%, Rate
Floor: 2.59%) due 08/15/41
◊,(e)
1,361,192 1,367,998
Total Commercial Mortgage-Backed Securities 25,562,264
Military Housing - 0 .4%
Freddie Mac Military Housing Bonds Resecuritization Trust
Certificates
2015-R1, 5.95% (WAC) due 11/25/52
◊,(e)
3,106,079 2,547,983
2015-R1, 0.70% (WAC) due 10/25/52
◊,δ,(e)
37,703,019 1,940,586
2015-R1, 0.70% (WAC) due 11/25/55
◊,δ,(e)
37,812,266 1,931,156

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 49
a
a
Face
Amount
~
Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.4% (continued)
Military Housing - 0.4% (continued)
2015-R1, 0.70% (WAC) due 11/25/52
◊,δ,(e)
29,117,642 $ 1,231,283
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52
†††,(e)
1,451,313 1,262,691
2007-AET2, 6.06% due 10/10/52
†††,(e)
438,283 405,293
GMAC Commercial Mortgage Asset Corp.
2006-LEAV, 5.46% due 03/10/51
†††,(e)
928,606 764,557
Total Military Housing 10,083,549
Total Collateralized Mortgage Obligations
(Cost $512,625,691) 502,752,602
ASSET-BACKED SECURITIES - 17 .4%
Collateralized Loan Obligations - 8 .3%
Madison Park Funding LIII Ltd.
2022-53A E, 9.73% (3 Month Term SOFR + 6.00%,
Rate Floor: 6.00%) due 04/21/35
◊,(e)
18,500,000 14,458,523
Golub Capital Partners CLO 69M
2023-69A DR, 6.81% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,(e)
8,900,000 8,893,512
FS Rialto Issuer LLC
2024-FL9 C, 6.29% (1 Month Term SOFR + 2.64%,
Rate Floor: 2.65%) due 10/19/39
◊,(e)
5,100,000 5,057,502
2025-FL10 C, 5.79% (1 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 08/19/42
◊,(e)
3,000,000 2,995,916
Fortress Credit Opportunities IX CLO Ltd.
2017-9A DR, 7.96% (3 Month Term SOFR + 4.21%,
Rate Floor: 3.95%) due 10/15/33
◊,(e)
8,000,000 7,861,466
Cerberus Loan Funding 52 LLC
2025-3A C, 5.95% (3 Month Term SOFR + 2.20%, Rate
Floor: 2.20%) due 10/15/37
◊,(e)
5,750,000 5,708,843
2025-3A D, 7.15% (3 Month Term SOFR + 3.40%, Rate
Floor: 3.40%) due 10/15/37
◊,(e)
1,550,000 1,534,353
Fontainbleau Vegas
7.90% (1 Month Term SOFR + 5.65%, Rate Floor:
1.00%) due 01/31/28
◊,†††
6,500,000 6,632,317
HPS Private Credit CLO LLC
2025-3A D, 7.73% (3 Month Term SOFR + 4.00%, Rate
Floor: 4.00%) due 07/20/37
◊,(e)
2,500,000 2,504,294
2024-2A D1R, 7.51% (3 Month Term SOFR + 3.85%,
Rate Floor: 3.85%) due 08/15/39
◊,(e)
2,050,000 2,054,103
2025-3A C, 6.53% (3 Month Term SOFR + 2.80%, Rate
Floor: 2.80%) due 07/20/37
◊,(e)
2,000,000 1,988,652
Cerberus Loan Funding XLIV LLC
2023-5A CR, 6.25% (3 Month Term SOFR + 2.50%,
Rate Floor: 2.50%) due 01/15/36
◊,(e)
6,100,000 6,075,637
D2 Multifamily Credit Issuer Ltd.
2026-FL1 C, 5.85% (1 Month Term SOFR + 2.20%,
Rate Floor: 2.20%) due 11/19/43
◊,(e)
6,000,000 6,029,404

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
50 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.4% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Ares Direct Lending CLO 9, LP
2026-1A D, 7.16% (3 Month Term SOFR + 3.45%, Rate
Floor: 3.45%) due 10/20/34
◊,(e)
5,950,000 $ 5,950,000
Cerberus Loan Funding XL LLC
2023-1A DR, 8.00% (3 Month Term SOFR + 4.25%,
Rate Floor: 4.25%) due 03/22/35
◊,(e)
5,150,000 5,137,009
2023-1A CR, 6.40% (3 Month Term SOFR + 2.65%,
Rate Floor: 2.65%) due 03/22/35
◊,(e)
600,000 596,392
Ares Direct Lending CLO 6 LLC
2025-2A D, 7.09% (3 Month Term SOFR + 3.30%, Rate
Floor: 3.30%) due 10/16/37
◊,(e)
5,300,000 5,299,472
Carlyle Global Market Strategies
2022-1A E, 11.10% (3 Month Term SOFR + 7.35%, Rate
Floor: 7.35%) due 04/15/35
◊,(e)
5,500,000 5,219,878
OCP CLO Ltd.
2017-13A ER2, 9.63% (3 Month Term SOFR + 5.90%,
Rate Floor: 5.90%) due 11/26/37
◊,(e)
2,000,000 1,981,770
2025-44A SUB due 10/24/38
(e),(l)
2,400,000 1,625,664
2021-21A ER, 8.43% (3 Month Term SOFR + 4.70%,
Rate Floor: 4.70%) due 01/20/38
◊,(e)
1,000,000 975,081
2024-38A SUB due 01/21/38
(e),(l)
1,000,000 564,360
Cerberus Loan Funding XLV LLC
2024-1A D, 8.75% (3 Month Term SOFR + 5.00%, Rate
Floor: 5.00%) due 04/15/36
◊,(e)
5,000,000 4,982,062
Madison Park Funding LVIII Ltd.
2024-58A DR, 7.21% (3 Month Term SOFR + 3.40%,
Rate Floor: 3.40%) due 04/25/37
◊,(e)
4,800,000 4,810,306
Ares Direct Lending CLO 2 LLC
2024-2A D, 7.63% (3 Month Term SOFR + 3.90%, Rate
Floor: 3.90%) due 10/20/36
◊,(e)
4,800,000 4,806,969
Carlyle US CLO Ltd.
2019-4A ER2, 9.65% (3 Month Term SOFR + 5.90%,
Rate Floor: 5.90%) due 06/22/39
◊,(e)
3,350,000 3,238,965
2025-4A SUB due 10/25/37
(e),(l)
2,350,000 1,445,696
RR Ltd.
2025-39A SUB due 04/15/38
(e),(l)
4,350,000 2,573,895
2025-41A SUB due 10/15/40
(e),(l)
2,400,000 1,699,104
Jefferies Credit Partners Direct Lending CLO Ltd.
2025-1A D, 7.00% (3 Month Term SOFR + 3.25%, Rate
Floor: 3.25%) due 10/15/37
◊,(e)
4,150,000 4,042,089
LoanCore Issuer LLC
2025-CRE8 C, 5.78% (1 Month Term SOFR + 2.14%,
Rate Floor: 2.14%) due 08/17/42
◊,(e)
4,000,000 3,985,049
VMC Finance LLC
2026-FL6 B, 5.80% (1 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 11/19/43
◊,(e)
3,900,000 3,913,735

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 51
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.4% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Ares Loan Funding V Ltd.
2024-ALF5A E, 10.41% (3 Month Term SOFR + 6.60%,
Rate Floor: 6.60%) due 07/25/37
◊,(e)
4,000,000 $ 3,705,488
Golub Capital Partners CLO 83M
2025-83A D, 6.81% (3 Month Term SOFR + 3.05%,
Rate Floor: 3.05%) due 11/09/38
◊,(e)
3,450,000 3,447,448
Cerberus Loan Funding XLVI, LP
2024-2A D, 8.70% (3 Month Term SOFR + 4.95%, Rate
Floor: 4.95%) due 07/15/36
◊,(e)
3,200,000 3,184,000
Neuberger Berman Loan Advisers CLO 57 Ltd.
2024-57A SUB due 10/24/38
(e),(l)
5,230,000 2,940,829
Owl Rock CLO XVI LLC
2024-16A C, 7.03% (3 Month Term SOFR + 3.30%,
Rate Floor: 3.30%) due 04/20/36
◊,(e)
2,650,000 2,641,654
Octagon 78 Ltd.
2025-3A SUB due 10/20/38
(e),(l)
4,150,000 2,602,355
Golub Capital Partners CLO 46M Ltd.
2019-46A CR2, 5.88% (3 Month Term SOFR + 2.15%,
Rate Floor: 2.15%) due 04/20/37
◊,(e)
2,600,000 2,592,208
Wonder Lake Park CLO Ltd.
2025-1A SUB due 07/24/38
(e),(l)
4,450,000 2,577,039
Cerberus Loan Funding 53 LLC
2025-4A D, 6.95% (3 Month Term SOFR + 3.20%, Rate
Floor: 3.20%) due 01/15/38
◊,(e)
2,550,000 2,522,994
Ares LXXVII CLO Ltd.
2025-77A SUB due 07/15/38
(e),(l)
3,600,000 2,480,364
Cerberus Loan Funding XLVII LLC
2024-3A D, 8.10% (3 Month Term SOFR + 4.35%, Rate
Floor: 4.35%) due 07/15/36
◊,(e)
2,450,000 2,447,521
Brant Point CLO Ltd.
2025-7A SUB due 07/25/38
(e),(l)
3,050,000 1,836,374
2025-8A SUB due 03/31/38
(e),(l)
1,000,000 573,890
Eldridge CLO Ltd.
2026-4A D1, 6.50% (3 Month Term SOFR + 2.80%,
Rate Floor: 2.80%) due 07/23/39
◊,(e)
2,400,000 2,401,759
GoldenTree Loan Management US CLO 24 Ltd.
2025-24A E, 8.33% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/38
◊,(e)
2,000,000 1,965,349
Symphony CLO 48 Ltd.
2025-48A SUB due 04/20/38
(e),(l)
3,000,000 1,893,300
Kennedy Lewis CLO 21 Ltd.
2025-21A SUB due 07/25/38
(e),(l)
2,800,000 1,851,556
Regatta XVIII Funding Ltd.
2021-1A ER, 8.45% (3 Month Term SOFR + 4.70%,
Rate Floor: 4.70%) due 04/15/38
◊,(e)
2,000,000 1,832,346
Hamlin Park CLO Ltd.
2024-1A SUB due 10/20/37
(e),(l)
2,700,000 1,530,144

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
52 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.4% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Regatta 34 Funding Ltd.
2025-3A SUB due 07/20/38
(e),(l)
2,300,000 $ 1,502,659
Madison Park Funding LXXI Ltd.
2025-71A E, 8.50% (3 Month Term SOFR + 4.75%,
Rate Floor: 4.75%) due 04/23/38
◊,(e)
1,500,000 1,432,398
Voya CLO Ltd.
2022-1A SUB due 04/20/35
(e),(l)
3,650,000 1,368,348
2013-1A INC due 10/15/30
(e),(l)
3,000,000 46,020
FS Rialto
2021-FL2 C, 6.30% (1 Month Term SOFR + 2.66%,
Rate Floor: 2.66%) due 05/16/38
◊,(e)
1,400,000 1,394,849
Regatta 33 Funding Ltd.
2025-2A SUB due 07/25/38
(e),(l)
2,250,000 1,385,797
AREIT Ltd.
2025-CRE10 B, 5.48% (1 Month Term SOFR + 1.84%,
Rate Floor: 1.84%) due 01/17/30
◊,(e)
1,300,000 1,289,177
AGL CLO 17 Ltd.
2022-17A ER, 8.38% (3 Month Term SOFR + 4.65%,
Rate Floor: 4.65%) due 01/21/35
◊,(e)
1,500,000 1,206,204
Cerberus Loan Funding 50 LLC
2025-1A D, 7.55% (3 Month Term SOFR + 3.80%, Rate
Floor: 3.80%) due 07/15/37
◊,(e)
1,200,000 1,195,295
Octagon 74 Ltd.
2025-2A SUB due 04/22/38
(e),(l)
2,000,000 935,560
Magnetite LII Ltd.
2025-52A SUB due 01/25/39
(e),(l)
1,050,000 750,130
Neuberger Berman Loan Advisers CLO 38 Ltd.
2020-38A ER2, 8.33% (3 Month Term SOFR + 4.60%,
Rate Floor: 4.60%) due 10/20/36
◊,(e)
750,000 719,783
Neuberger Berman Loan Advisers CLO 60 Ltd.
2025-60A SUB due 04/22/39
(e),(l)
1,100,000 688,633
Midocean Credit CLO XXI
2025-21A SUB due 10/20/38
(e),(l)
1,000,000 561,304
Bayard Park CLO Ltd.
2025-1A SUB due 07/24/38
(e),(l)
1,000,000 522,340
Great Lakes CLO Ltd.
2014-1A SUB due 10/15/29
(e),(l)
1,153,846 470,958
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51
◊,(e)
250,000 212,992
KREF Ltd.
2021-FL2 AS, 5.05% (1 Month Term SOFR + 1.41%,
Rate Floor: 1.30%) due 02/15/39
◊,(e)
49,628 49,543
Dryden 50 Senior Loan Fund
2017-50A SUB due 07/15/30
(e),(l)
3,555,000 35,138
Dryden 41 Senior Loan Fund
2015-41A SUB due 04/15/31
(e),(l)
1,850,000 5,316
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB due 01/14/32
(e),(l)
2,600,000 3,253

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 53
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.4% (continued)
Collateralized Loan Obligations - 8.3% (continued)
Marathon CLO V Ltd.
2013-5A SUB due 11/21/27
(e),(l)
3,566,667 $ 785
Dryden 37 Senior Loan Fund
2015-37X SUB due 01/15/31
(l)
2,998,799 300
2015-37A SUB due 01/15/31
(e),(l)
1,050,000 105
Babson CLO Ltd.
2014-IA SUB due 07/20/25
β,(e),(l)
3,000,000 300
Venture XIII CLO Ltd.
2013-13A SUB due 09/10/29
(e),(l)
1,500,000 150
Total Collateralized Loan Obligations 195,445,973
Financial - 4 .5%
Lightning A
5.50% due 03/01/37
†††
21,200,000 20,133,680
Thunderbird A
5.50% due 03/01/37
†††
21,200,000 20,133,680
Blackstone Strategic Cap Holding II
5.94% (1 Month Term SOFR + 2.25%) due 12/31/33
◊,†††
9,850,000 9,849,953
SP Touchdown Holdings, LP
6.23% (3 Month Term SOFR + 2.50%) due 10/26/29
◊,†††
7,092,065 7,092,065
Pilatus Bank plc
6.31% due 03/31/40
†††
6,000,000 5,845,051
Obsidian Issuer LLC
2025-1A, 6.93% due 05/15/55
†††,(e)
5,450,000 5,251,346
Metis Issuer LLC
6.89% due 05/15/55
†††
4,150,000 4,077,120
Atlas SP Partners, LP
6.14% due 12/12/30
†††,(l)
3,900,000 3,900,168
LVNV Funding LLC
6.84% due 06/12/29
†††
3,850,000 3,855,390
Project Leopard
6.53% due 05/06/41
†††
3,700,000 3,670,488
HarbourVest Partners LLC
6.28% (3 Month Term SOFR + 2.58%) due 09/15/30
◊,†††
3,438,812 3,407,275
Ceamer Finance LLC
6.92% due 11/15/37
†††
2,321,716 2,340,426
3.69% due 03/24/31
†††
1,063,430 1,035,991
Lightning B
7.50% due 03/01/37
†††
2,700,000 2,593,036
Thunderbird B
7.50% due 03/01/37
†††
2,700,000 2,593,036
Project Onyx I RECAP
6.33% due 06/15/31
†††
2,430,000 2,431,189
Project Onyx II RECAP
6.33% due 06/15/31
†††
2,360,000 2,361,038
KKR Core Holding Co. LLC
4.00% due 08/12/31
†††
2,321,807 2,145,987

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
54 |
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.4% (continued)
Financial - 4.5% (continued)
Akso Health Group
7.27% due 12/31/44
†††
1,981,186 $ 1,953,544
STEIV 1
2025-1A, 6.82% due 04/15/46
†††
1,050,000 997,200
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28
†††
325,974 322,437
Nassau LLC
2019-1, 3.98% due 08/15/34
(i)
321,764 306,262
STEIV 2
7.37% due 12/01/46 285,000 284,214
Total Financial 106,580,576
Infrastructure - 1 .8%
Hotwire Funding LLC
2023-1A, 8.84% due 05/20/53
(e)
11,000,000 11,079,104
2021-1, 4.46% due 11/20/51
(e)
5,250,000 5,238,325
2024-1A, 9.19% due 06/20/54
(e)
2,000,000 2,052,571
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52
(e)
8,000,000 7,942,830
2024-1A, 8.87% due 05/15/54
(e)
5,600,000 5,699,562
VB-S1 Issuer LLC
2026-1A, 6.84% due 03/15/56
(e)
2,675,000 2,664,767
2026-1A, 5.19% due 03/15/56
(e)
2,300,000 2,226,060
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54
(e)
4,450,000 4,390,331
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53
(e)
1,000,000 1,004,134
Total Infrastructure 42,297,684
Insurance - 1 .2%
Obra Longevity
8.48% due 06/30/39
†††
17,400,000 18,128,310
Dogwood State Bank
6.45% due 06/24/32
†††
8,098,842 8,036,604
CHEST
7.13% due 03/23/43
†††
1,275,000 1,293,829
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46
(i)
243,813 215,405
Total Insurance 27,674,148
Net Lease - 0 .7%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50
(e)
7,110,000 6,626,692
SVC ABS LLC
2023-1A, 5.55% due 02/20/53
(e)
3,667,625 3,637,013
2026-1A, 5.80% due 03/20/56
(e)
2,147,760 2,061,655
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53
(e)
3,263,458 3,264,893
Total Net Lease 15,590,253

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 55
a
a
Face
Amount
~
Value
ASSET-BACKED SECURITIES - 17.4% (continued)
Transport-Aircraft - 0 .7%
Navigator Aircraft ABS Ltd.
2021-1, 3.57% due 11/15/46
(e)
4,114,159 $ 3,919,932
Project Silver
2019-1, 3.97% due 07/15/44
(e)
3,579,632 3,518,814
Sprite Ltd.
2021-1, 3.75% due 11/15/46
(e)
2,158,740 2,119,047
Lunar Structured Aircraft Portfolio Notes
2021-1, 3.43% due 10/15/46
(e)
1,558,894 1,487,718
Start II Ltd.
2019-1, 4.09% due 03/15/44
(e)
1,056,309 1,058,770
WAVE LLC
2019-1, 3.60% due 09/15/44
(e)
1,000,417 981,089
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42
(e)
704,173 727,011
AASET Trust
2020-1A, 3.35% due 01/16/40
(e)
414,913 412,548
2020-1A, 4.34% due 01/16/40
(e)
259,588 257,811
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43
(e)
321,759 319,502
MACH 1 Cayman Ltd.
2019-1, 3.47% due 10/15/39
(e)
300,227 298,444
Castlelake Aircraft Structured Trust
2019-1A, 3.97% due 04/15/39
(e)
165,580 164,255
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39
(e)
77,067 76,314
CLAST
due 12/31/30
†††,(m)
3,054,105 128
Total Transport-Aircraft 15,341,383
Collateralized Debt Obligations - 0 .2%
Project Indigo
5.86% due 03/31/32
†††
3,525,244 3,530,467
Anchorage Credit Funding 4 Ltd.
2016-4A CR, 3.52% due 04/27/39
(e)
1,000,000 932,511
Total Collateralized Debt Obligations 4,462,978
Whole Business - 0 .0%
Sonic Capital LLC
2020-1A, 4.34% due 01/20/50
(e)
752,000 716,779
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50
(e)
98,500 95,739
Total Whole Business 812,518
Total Asset-Backed Securities
(Cost $436,612,110) 408,205,513
U.S. TREASURY BILLS - 1 .5%
U.S. Treasury Bills
3.65% due 09/03/26
(n)
21,600,000 21,595,680
3.63% due 09/15/26
(n)
9,500,000 9,486,633

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
56 |
a
a
Face
Amount
~
Value
U.S. TREASURY BILLS - 1.5% (continued)
3.72% due 09/10/26
(n)
2,000,000 $ 1,998,184
3.64% due 09/22/26
(n)
600,000 598,728
3.63% due 09/01/26
(n)
200,000 200,000
3.63% due 09/17/26
(n)
200,000 199,676
Total U.S. Treasury Bills
(Cost $34,078,840) 34,078,901
FOREIGN GOVERNMENT DEBT - 0 .9%
Australia Government Bond
4.25% due 03/21/36 AUD 22,860,000 15,362,519
Panama Government International Bond
4.50% due 01/19/63 4,150,000 3,031,575
Eagle Funding Luxco SARL
5.50% due 08/17/30
(e)
2,650,000 2,646,025
Total Foreign Government Debt
(Cost $22,390,854) 21,040,119
U.S. GOVERNMENT SECURITIES - 0 .6%
U.S. Treasury Bonds
due 08/15/51
Ʌ,(a)
32,650,000 8,599,985
due 05/15/44
Ʌ,(a)
5,030,000 1,977,815
due 11/15/44
Ʌ,(a)
5,030,000 1,919,324
due 02/15/46
Ʌ,(a)
5,060,000 1,797,784
Total U.S. Government Securities
(Cost $23,005,225) 14,294,908
MUNICIPAL BONDS - 0 .0%
Oklahoma - 0 .0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28 381,000 376,284
Total Municipal Bonds
(Cost $381,000) 376,284
Contracts/
Notional Value
LISTED OPTIONS PURCHASED - 0 .0%
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $97.50 (Notional Value $237,307,338) 991 43,356
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $97.50 (Notional
Value $333,553,750) 1,388 8,675
Total Listed Options Purchased
(Cost $1,073,295) 52,031

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 57
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS PURCHASED
(o)
- 0 .0%
Call Swaptions on :
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 2-Year Interest Rate
Swap Expiring December 2026 with exercise rate of
3.38% 35,614,000 $ 10,672
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.38% 19,785,000 5,929
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.25% 19,785,000 4,194
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.25% 19,785,000 4,194
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.38% 11,870,000 3,376
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.38% 11,871,000 3,376
Citibank, N.A. 2-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.43% 31,836,000 243
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.43% 15,554,000 119
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.43% 23,794,000 85
BNP Paribas 2-Year Interest Rate Swap Expiring September
2026 with exercise rate of 3.30% 23,811,000 44
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.43% 11,868,000 42
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.30% 11,847,000 22
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.35% 15,795,000 8
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 3.35% 15,794,000 8
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
3.35% 15,795,000 8
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.35% 15,796,000 7
Total OTC Interest Rate Swaptions Purchased
(Cost $1,736,665) 32,327
Total Investments - 143.0%
(Cost $3,461,920,234) $ 3,358,618,191

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
58 |
a
a
Contracts/
Notional Value Value
LISTED OPTIONS WRITTEN - ( 0 .1 ) %
Call Options on :
Interest Rate Options
3-Month SOFR Futures Contracts Expiring September
2026 with strike price of $98.00 (Notional
Value $333,553,750) 1,388 $ (8,675)
3-Month SOFR Futures Contracts Expiring March 2027 with
strike price of $98.00 (Notional Value $237,307,338) 991 (30,969)
Total Interest Rate Options
a
(39,644)
Equity Options
S&P 500 Mini Index Expiring September 2026 with strike
price of $772.00 (Notional Value $10,837,401) 141 (13,254)
S&P 500 Mini Index Expiring September 2026 with strike
price of $770.00 (Notional Value $10,683,679) 139 (15,568)
Russell 2000 Index Expiring September 2026 with strike
price of $3,005.00 (Notional Value $3,252,097) 11 (23,485)
S&P 500 Index Expiring September 2026 with strike price of
$7,720.00 (Notional Value $27,670,104) 36 (33,840)
S&P 500 Index Expiring September 2026 with strike price of
$7,675.00 (Notional Value $3,074,456) 4 (37,220)
S&P 500 Index Expiring September 2026 with strike price of
$7,700.00 (Notional Value $27,670,104) 36 (40,320)
NASDAQ-100 Index Expiring September 2026 with strike
price of $29,225.00 (Notional Value $2,945,697) 1 (59,290)
S&P 500 Mini Index Expiring September 2026 with strike
price of $772.00 (Notional Value $10,837,401) 141 (62,040)
S&P 500 Mini Index Expiring September 2026 with strike
price of $768.00 (Notional Value $10,837,401) 141 (62,110)
S&P 500 Mini Index Expiring September 2026 with strike
price of $771.00 (Notional Value $10,606,818) 138 (74,451)
S&P 500 Mini Index Expiring September 2026 with strike
price of $769.00 (Notional Value $10,760,540) 140 (74,830)
S&P 500 Mini Index Expiring September 2026 with strike
price of $765.00 (Notional Value $10,837,401) 141 (80,158)
S&P 500 Mini Index Expiring September 2026 with strike
price of $767.00 (Notional Value $10,837,401) 141 (86,927)
S&P 500 Mini Index Expiring September 2026 with strike
price of $766.00 (Notional Value $10,760,540) 140 (89,880)
S&P 500 Mini Index Expiring September 2026 with strike
price of $768.00 (Notional Value $10,683,679) 139 (106,891)
S&P 500 Index Expiring September 2026 with strike price of
$7,720.00 (Notional Value $26,901,490) 35 (154,350)
S&P 500 Index Expiring September 2026 with strike price of
$7,680.00 (Notional Value $26,901,490) 35 (154,525)
S&P 500 Index Expiring September 2026 with strike price of
$7,710.00 (Notional Value $26,901,490) 35 (189,175)
S&P 500 Index Expiring September 2026 with strike price of
$7,655.00 (Notional Value $27,670,104) 36 (191,700)

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 59
a
a
Contracts/
Notional Value Value
LISTED OPTIONS WRITTEN - (0.1)% (continued)
Call Options on: (continued)
Equity Options (continued)
S&P 500 Index Expiring September 2026 with strike price of
$7,685.00 (Notional Value $26,901,490) 35 $ (197,925)
S&P 500 Index Expiring September 2026 with strike price of
$7,670.00 (Notional Value $26,901,490) 35 (217,000)
S&P 500 Index Expiring September 2026 with strike price of
$7,660.00 (Notional Value $26,901,490) 35 (224,875)
S&P 500 Index Expiring September 2026 with strike price of
$7,680.00 (Notional Value $26,901,490) 35 (259,700)
Total Equity Options
a
(2,449,514)
Total Listed Options Written
(Premium received $4,230,723) (2,489,158)
OTC OPTIONS WRITTEN - ( 0 .0 ) %
Call Options on :
Equity Options
JPMorgan Chase Bank, N.A. iShares iBoxx USD High Yield
Corporate Bond ETF Expiring September 2026 with
strike price of $79.80 (Notional Value $29,263,294) 366,662 (5,507)
Goldman Sachs International iShares iBoxx $ High Yield
Corporate Bond ETF Expiring September 2026 with
strike price of $79.45 (Notional Value $29,251,642) 366,516 (86,290)
Bank of America, N.A. iShares iBoxx $ High Yield Corporate
Bond ETF Expiring September 2026 with strike price of
$79.50 (Notional Value $29,280,773) 366,881 (124,432)
JPMorgan Chase Bank, N.A. iShares iBoxx USD High Yield
Corporate Bond ETF Expiring September 2026 with
strike price of $79.35 (Notional Value $29,286,918) 366,958 (143,138)
Total OTC Options Written
(Premium received $362,777) (359,367)
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- ( 0 .1 ) %
Call Swaptions on :
Interest Rate Swaptions
Barclays Bank plc 9-Month/5-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 2.85% 15,796,000 —
BNP Paribas 9-Month/5-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 2.85% 15,795,000 —
Morgan Stanley Capital Services LLC 9-Month/5-Year
Interest Rate Swap Expiring September 2026 with
exercise rate of 2.85% 15,794,000 —
The Toronto-Dominion Bank 9-Month/5-Year Interest Rate
Swap Expiring September 2026 with exercise rate of
2.85% 15,795,000 —
Total Interest Rate Swaptions
a
—

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
60 |
a
a
Contracts/
Notional Value Value
OTC INTEREST RATE SWAPTIONS WRITTEN
(o)
- (0.1)% (continued)
Put Swaptions on :
Interest Rate Swaptions
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 11,868,000 $ (65,050)
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 11,847,000 (65,242)
The Toronto-Dominion Bank 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 15,554,000 (86,438)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 11,870,000 (87,752)
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 11,871,000 (87,760)
JPMorgan Chase Bank, N.A. 2-Year Interest Rate Swap
Expiring September 2026 with exercise rate of 3.95% 23,794,000 (130,418)
BNP Paribas 2-Year Interest Rate Swap Expiring September
2026 with exercise rate of 3.95% 23,811,000 (131,129)
Bank of America, N.A. 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 19,785,000 (147,006)
Citibank, N.A. 2-Year Interest Rate Swap Expiring
September 2026 with exercise rate of 3.95% 31,836,000 (174,498)
Morgan Stanley Capital Services LLC 2-Year Interest Rate
Swap Expiring December 2026 with exercise rate of
3.95% 35,614,000 (264,618)
Barclays Bank plc 2-Year Interest Rate Swap Expiring
December 2026 with exercise rate of 3.95% 39,570,000 (294,012)
Total Interest Rate Swaptions
a
(1,533,923)
Total OTC Interest Rate Swaptions Written
(Premium received $1,270,586) (1,533,923)
Other Assets & Liabilities, net - (42.8)% (1,005,712,887)
Total Net Assets - 100.0% $ 2,348,522,856
~ The face amount is denominated in U.S. dollars unless otherwise indicated.
* Non-income producing security.
◊ Variable rate security. Rate indicated is the rate effective at August 31, 2026. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated
effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
††† Value determined based on Level 3 inputs — See Note 2 .
δ Security is an interest-only strip.
Ʌ Security is a principal-only strip.
β Security is in default of interest and/or principal obligations.
§ Security is unsettled at period end and may not have a stated effective rate.
∞ Affiliated issuer.

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 61
(a) All or a portion of these securities have been physically segregated in connection with the borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of
August 31, 2026, the total value of securities segregated was $787,533,147.
(b) Special Purpose Acquisition Company (SPAC).
(c) Perpetual maturity.
(d) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(e) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or
Section 4(a)(2) liquid securities is $1,090,099,399 (cost $1,137,192,239), or 46.4% of total net assets.
(f) Fair value is determined using the net asset value of the respective underlying funds as a practical expedient in accordance with ASC Topic 820, Fair Value Measurement - See Note 2 .
(g) A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
(h) Rate indicated is the 7-day yield as of August 31, 2026.
(i) Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $23,291,780 (cost
$26,405,580), or 1.0% of total net assets - See Note 5 .
(j) Payment-in-kind security.
(k) Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2026. See table below for additional step information for each security.
(l) Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
(m) Security has no stated coupon.
(n) Rate indicated is the effective yield at the time of purchase.
(o) Swaptions — See additional disclosure in the swaptions table below for more information on swaptions.
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL  — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
62 |
Guggenheim Strategic Opportunities Fund
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
¥
Equity Futures Contracts Purchased
S&P 500 Index Mini Futures Contracts 929 Sep 2026 $ 357,665,000 $ 16,021,464
Commodity Futures Contracts Purchased
Gold 100 oz Futures Contracts 29 Dec 2026 13,057,830 $ 1,217,394
Interest Rate Futures Contracts Purchased
U.S. Treasury 2 Year Note Futures Contracts 224 Dec 2026 45,981,250 $ (96,598)
U.S. Treasury 5 Year Note Futures Contracts 237 Dec 2026 25,062,750 (126,108)
U.S. Treasury Long Bond Futures Contracts 218 Dec 2026 23,707,500 (186,974)
$ (409,680)
– 16,829,178
(16,674,140)
Centrally Cleared Credit Default Swap Agreements Protection Purchased
Counterparty Exchange Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount
~
Value
Upfront
Premiums
Received
Unrealized
Depreciation
¥
Bank of
America
Securities,
Inc. ICE
ITRAXX.
EUR.45.V1 1.00% Quarterly 06/20/31 EUR 37,890,000 $ (1,044,879) $ (713,000) $ (331,879)
Bank of
America
Securities,
Inc. ICE
CDX.
NA.IG.45.V1 1.00% Quarterly 12/20/30 $ 95,550,000 (2,212,590) (1,846,724) (365,866)
$(3,257,469) $(2,559,724) $(697,745)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 63
Guggenheim Strategic Opportunities Fund
OTC Credit Default Swap Agreements Protection Purchased
Counterparty Index
Protection
Premium
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Received
Unrealized
Depreciation
Morgan Stanley
Capital Services
LLC
CDX.
NA.HY.43.
V1
(15-25%) 5.00%
Quarterly
12/20/29 $ 1,391,000 $ (153,404) $ (55,928) $ (97,476)
Centrally Cleared Interest Rate Swap Agreements
Counterparty Exchange
Floating
Rate
Type
Floating Rate
Index
Fixed
Rate
Payment
Frequency
Maturity
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
¥
Bank of
America,
N.A. CME Receive
U.S. Secured
Overnight
Financing
Rate 4.05% Annually 01/31/30 $ 24,060,000 $ 78,641 $ 351 $ 78,290
Bank of
America,
N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 3.47% Annually 09/23/31 48,870,000 (1,681,961) (32,498) (1,649,463)
Bank of
America,
N.A. CME Pay
U.S. Secured
Overnight
Financing
Rate 2.78% Annually 07/18/27 143,900,000 (1,808,903) 165 (1,809,068)
$ (3,412,223) $ (31,982) $ (3,380,241)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
64 |
Guggenheim Strategic Opportunities Fund
Total Return Swap Agreements
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
OTC Equity Index Swap Agreements
Bank of America,
N.A.
SPDR S&P 500
ETF Trust Pay
4.51% (Federal
Funds Rate +
0.88%) At Maturity 07/16/27 100,000 $ 76,705,000 $ 1,148,079
Goldman Sachs &
Co. LLC
GS Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 25,244 3,162,821 214,987
Bank of America,
N.A.
BofA Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 7,841 3,107,153 112,852
JPMorgan Chase
Bank, N.A.
iBoxx USD Liquid
Leveraged Loan
Index Pay 3.63% (SOFR) At Maturity 09/21/26 52,922 12,438,147 35,515
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 03/31/28 5,800,000 5,802,071 2,071
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 08/09/30 2,500,000 2,501,435 1,435
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 07/10/29 2,500,000 2,501,330 1,330
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 02/01/30 2,500,000 2,501,317 1,317
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 01/17/30 2,500,000 2,501,205 1,205
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 04/05/28 2,500,000 2,501,165 1,165
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 09/13/28 2,500,000 2,501,142 1,142

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 65
Guggenheim Strategic Opportunities Fund
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 06/07/30 2,500,000 $ 2,501,082 $ 1,083
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 05/06/30 2,500,000 2,500,975 975
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 03/02/29 2,500,000 2,500,960 960
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 10/12/28 2,500,000 2,500,955 955
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 11/14/28 2,500,000 2,500,900 900
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 12/15/28 2,500,000 2,500,645 645
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 11/12/27 1,000,000 1,000,560 560
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 06/07/29 1,000,000 1,000,257 257
UBS AG
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 07/09/30 1,000,000 1,000,218 218
Citibank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 08/09/29 1,000,000 1,000,184 184
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 11/14/29 1,000,000 1,000,153 153
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 10/11/29 1,000,000 1,000,124 124
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 12/17/29 1,000,000 1,000,118 118
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 09/12/30 1,000,000 1,000,095 95

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
66 |
Guggenheim Strategic Opportunities Fund
Total Return Swap Agreements (continued)
Counterparty
Reference
Obligation Type
(a)
Financing
Rate
Payment
Frequency
Maturity
Date Units
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Bank of America,
N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 05/06/31 1,000,000 $ 1,000,066 $ 66
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 03/04/30 1,000,000 1,000,066 66
The Toronto-
Dominion Bank
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 01/17/30 1,000,000 1,000,062 62
Morgan Stanley &
Co. International
plc
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 02/01/30 1,000,000 1,000,062 62
JPMorgan Chase
Bank, N.A.
S&P 500/Russell
2000 Index Pay
(b)
3.68% (SOFR) At Maturity 04/03/31 1,000,000 999,993 (7)
Goldman Sachs &
Co. LLC
GS Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 09/20/27 6,281 3,054,011 (190,596)
Bank of America,
N.A.
BofA Equity
Custom Basket Pay
4.28% (Federal
Funds Rate +
0.65%) At Maturity 04/26/27 14,914 2,636,050 (332,623)
$ 149,920,322 $ 1,005,355
Forward Foreign Currency Exchange Contracts
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Depreciation
JPMorgan Chase Bank, N.A. CAD Buy 77,000 55,891
USD
09/16/26 $ (288)
JPMorgan Chase Bank, N.A. EUR Sell 475,000 548,554
USD
09/16/26 (3,451)
The Toronto-Dominion Bank EUR Sell 1,750,000 2,019,087
USD
09/16/26 (14,615)
Bank of America, N.A. EUR Sell 5,170,000 5,987,171
USD
09/16/26 (20,967)
JPMorgan Chase Bank, N.A. CAD Sell 7,995,000 5,741,019
USD
09/16/26 (32,331)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 67
Guggenheim Strategic Opportunities Fund
Forward Foreign Currency Exchange Contracts (continued)
Counterparty Currency Type Quantity
Contract
Amount
Settlement
Date
Unrealized
Depreciation
Bank of America, N.A. GBP Sell 41,780,000 56,358,421
USD
09/16/26 $ (245,232)
Barclays Bank plc EUR Sell 338,207,000 390,310,542
USD
09/16/26 (2,725,106)
$ (3,041,990)
OTC Interest Rate Swaptions Purchased
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/28/26 3.38% $ 35,614,000 $ 10,672
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/28/26 3.38% 19,785,000 5,929
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.25% 12/28/26 3.25% 19,785,000 4,194
Bank of America, N.A. 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.25% 12/28/26 3.25% 19,785,000 4,194
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/24/26 3.38% 11,871,000 3,376
Bank of America, N.A. 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.38% 12/24/26 3.38% 11,870,000 3,376
Citibank, N.A. 2-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.43% 09/28/26 3.43% 31,836,000 243
The Toronto-Dominion Bank
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.43% 09/28/26 3.43% 15,554,000 119
JPMorgan Chase Bank, N.A.
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.43% 09/24/26 3.43% 23,794,000 85

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
68 |
Guggenheim Strategic Opportunities Fund
OTC Interest Rate Swaptions Purchased (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas 2-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.30% 09/25/26 3.30% $ 23,811,000 $ 44
The Toronto-Dominion Bank
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.43% 09/24/26 3.43% 11,868,000 42
The Toronto-Dominion Bank
2-Year Interest Rate Swap Pay 12 Month SOFR Annual 3.30% 09/25/26 3.30% 11,847,000 22
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 15,794,000 8
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 15,795,000 8
BNP Paribas 9-Month/5-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 15,795,000 8
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.35% 09/21/26 3.35% 15,796,000 7
$ 32,327
OTC Interest Rate Swaptions Written
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Call
Barclays Bank plc
9-Month/5-Year Interest
Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% $ 15,796,000 $ —

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 69
Guggenheim Strategic Opportunities Fund
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
Morgan Stanley Capital
Services LLC 9-Month/5-
Year Interest Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% $ 15,794,000 $ —
The Toronto-Dominion Bank
9-Month/5-Year Interest
Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% 15,795,000 —
BNP Paribas 9-Month/5-
Year Interest Rate Swap Receive 12 Month SOFR Annual 2.85% 09/21/26 2.85% 15,795,000 —
$ —
Put
The Toronto-Dominion
Bank 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/24/26 3.95% 11,868,000 (65,050)
The Toronto-Dominion
Bank 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/25/26 3.95% 11,847,000 (65,242)
The Toronto-Dominion
Bank 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/28/26 3.95% 15,554,000 (86,438)
Bank of America, N.A.
2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
12/24/26 3.95% 11,870,000 (87,752)
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
12/24/26 3.95% 11,871,000 (87,760)
JPMorgan Chase Bank,
N.A. 2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
09/24/26 3.95% 23,794,000 (130,418)

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
70 |
Guggenheim Strategic Opportunities Fund
OTC Interest Rate Swaptions Written (continued)
Counterparty/
Description
Floating
Rate Type
Floating Rate
Index
Payment
Frequency
Fixed
Rate
Expiration
Date
Exercise
Rate
Swaption
Notional
Amount
Swaption
Value
BNP Paribas 2-Year Interest
Rate Swap Pay 12 Month SOFR Annual 3.95%
09/25/26 3.95% $ 23,811,000 $ (131,129)
Bank of America, N.A.
2-Year Interest Rate
Swap Pay 12 Month SOFR Annual 3.95%
12/28/26 3.95% 19,785,000 (147,006)
Citibank, N.A. 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
09/28/26 3.95% 31,836,000 (174,498)
Morgan Stanley Capital
Services LLC 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
12/28/26 3.95% 35,614,000 (264,618)
Barclays Bank plc 2-Year
Interest Rate Swap Pay 12 Month SOFR Annual 3.95%
12/28/26 3.95% 39,570,000 (294,012)
$ (1,533,923)
¥
Includes cumulative appreciation (depreciation).
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
(a)
Total Return Swap - Type "Receive" indicates that the Fund receives the indicated financing rate. For such swaps, the Fund receives payments for any negative net return on the underlying reference obligation. The Fund makes payments for any positive net return on the underlying reference obligation. Type "Pay" indicates that the Fund pays the indicated financing rate. For such swaps, the Fund receives payments for any positive net return on the underlying reference obligation. The Fund makes payments for any negative net return on the underlying reference obligation.
(b)
Autocallable instrument which pays a coupon and returns notional principal at maturity (or if called early) as long as the reference indices do not fall below specific thresholds.
CAD — Canadian Dollar
CDX.NA.HY.43.V1 — Credit Default Swap North American High Yield Series 43 Index Version 1
CDX.NA.IG.45.V1 — Credit Default Swap North American Investment Grade Series 45 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 71
See Sector Classification in Other Information section.
ITRAXX.EUR.45.V1 — iTraxx Credit Default Swap European Investment Grade Series 45 Index Version 1
LLC — Limited Liability Company
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
The following table summarizes the inputs used to value the Fund’s investments at August 31, 2026
(See Note 2 in the Notes to Schedule of Investments):
Investments in Securities
(Assets)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks $ 116,993,813 $ 2,343,990 $ 1,468,154 $ 120,805,957
Preferred Stocks 41,308,731 81,477,241 18,070,708 140,856,680
Warrants 5 — 44 49
Rights — — —
(a)
—
Exchange-Traded Funds 61,540,103 — — 61,540,103
Closed-End Mutual Funds 19,565,683 — — 19,565,683
Money Market Funds 50,922,198 — — 50,922,198
Corporate Bonds — 982,775,007 65,330,279 1,048,105,286
Senior Floating Rate Interests — 743,049,728 151,499,086 894,548,814
Collateralized Mortgage
Obligations — 500,320,061 2,432,541 502,752,602
Asset-Backed Securities — 264,593,758 143,611,755 408,205,513
U.S. Treasury Bills — 34,078,901 — 34,078,901
Foreign Government Debt — 21,040,119 — 21,040,119
U.S. Government Securities — 14,294,908 — 14,294,908
Municipal Bonds — 376,284 — 376,284
Options Purchased 52,031 — — 52,031
Interest Rate Swaptions
Purchased — 32,327 — 32,327
Equity Futures Contracts
(b)
16,021,464 — — 16,021,464
Commodity Futures
Contracts
(b)
1,217,394 — — 1,217,394
Interest Rate Swap
Agreements
(b)
— 78,290 — 78,290
Equity Index Swap
Agreements
(b)
— 1,528,581 — 1,528,581
Unfunded Loan Commitments
( Note 4 )
(b)
— — 528,135 528,135
Total Assets $ 307,621,422 $ 2,645,989,195 $ 382,940,702 $ 3,336,551,319
– – – –

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
72 |
Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of
$727,837,860 are categorized as Level 2 within the disclosure hierarchy — See Note 3.
The Fund held investments in private funds with a fair value of $41,440,736, which are excluded from the fair value hierarchy as of August 31, 2026, in accordance with subtopic 820-10 as investments in Investment Funds valued at net asset value, as a "practical expedient" are not required to be included in the fair value hierarchy — See Note 2.
Investments in Securities
(Liabilities)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Interest Rate Swaptions
Written $ — $ 1,533,923 $ — $ 1,533,923
Options Written 2,489,158 359,367 — 2,848,525
Interest Rate Futures
Contracts
(b)
409,680 — — 409,680
Credit Default Swap
Agreements
(b)
— 795,221 — 795,221
Interest Rate Swap
Agreements
(b)
— 3,458,531 — 3,458,531
Equity Index Swap
Agreements
(b)
— 523,226 — 523,226
Forward Foreign Currency
Exchange Contracts
(b)
— 3,041,990 — 3,041,990
Unfunded Loan Commitments
( Note 4 )
(b)
— — 24,806 24,806
Total Liabilities $ 2,898,838 $ 9,712,258 $ 24,806 $ 12,635,902
(a)
Securities with a market value of $0.
(b)
Reported as unrealized appreciation/(depreciation) at period end.
The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:
Category
Ending Balance at
August 31, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
(a)
Assets:
Asset-Backed
Securities $ 73,223,961 Yield Analysis Yield 5.1%-13.0% 7.2%
Asset-Backed
Securities 63,295,729
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Asset-Backed
Securities 7,092,065
Third Party
Pricing Broker Quote — —

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
| 73
Significant changes in a quote, yield, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the
Fund and excluded from the table above, if any, were not considered material to the Fund.
Category
Ending Balance at
August 31, 2026
Valuation
Technique
Unobservable
Inputs Input Range
Weighted
Average
(a)
Collateralized
Mortgage
Obligations $ 2,432,541
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Common Stocks 797,670 Enterprise Value
Valuation
Multiple 4.0x-7.0x 6.6x
Common Stocks 344,791
Third Party
Pricing Vendor Price — —
Common Stocks 295,029 Model Price Purchase Price — —
Common Stocks 29,255
Third Party
Pricing Broker Quote — —
Common Stocks 1,409 Model Price
Liquidation
Value — —
Corporate Bonds 34,436,810
Third Party
Pricing Broker Quote — —
Corporate Bonds 29,338,291
Option adjusted
spread off prior
month end broker
quote Broker Quote — —
Corporate Bonds 1,555,178 Model Price Purchase Price — —
Preferred Stocks 16,884,423 Yield Analysis Yield 6.4%-7.2% 6.7%
Preferred Stocks 1,186,285 Model Price Purchase Price — —
Senior Floating
Rate Interests 81,255,643 Yield Analysis Yield 8.2%-16.3% 10.0%
Senior Floating
Rate Interests 36,679,492 Model Price Purchase Price — —
Senior Floating
Rate Interests 24,415,680
Third Party
Pricing Vendor Price — —
Senior Floating
Rate Interests 8,978,348
Third Party
Pricing Broker Quote — —
Senior Floating
Rate Interests 169,923 Model Price
Liquidation
Value — —
Unfunded Loan
Commitments 528,135 Model Price Purchase Price — —
Warrants 44 Model Price
Liquidation
Value — —
Total Assets $ 382,940,702
Liabilities:
Unfunded Loan
Commitments $ 24,806 Model Price Purchase Price — —
(a)
Inputs are weighted by the fair value of the instruments.

See notes to schedule of investments.
August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Guggenheim Strategic Opportunities Fund
74 |
The Fund's fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2026, the Fund had securities with a total value of $23,685,290 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $13,892,828 transfer out of Level 3 into
Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 75
Guggenheim Strategic Opportunities Fund
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2026:
Beginning
Balance
Purchases/
(Receipts)
(Sales,
maturities and
paydowns)/
Fundings
Amortization
of premiums/
discounts
Total realized
gains (losses)
included in
earnings
Assets
Asset-Backed Securities $ 135,648,877 $ 14,640,002 $ (12,076,623) $ 458 $ —
Corporate Bonds 66,262,027 794,688 (1,298,428) (45,939) (44,408)
Senior Floating Rate Interests 157,250,433 19,782,128 (24,033,067) 53,566 (800,380)
Warrants 43 — — — —
Common Stocks 1,179,667 1,817,575 (12,104) — (30,636)
Preferred Stocks 11,336,486 — — — —
Collateralized Mortgage Obligations 2,492,173 — (12,049) 1,655 676
Unfunded Loan Commitments 533,984 — — — —
Total Assets $ 374,703,690 $ 37,034,393 $ (37,432,271) $ 9,740 $ (874,748)
Liabilities
Unfunded Loan Commitments $ (132,195) $ — $ — $ — $ —

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
76 |
Guggenheim Strategic Opportunities Fund
Total change
in unrealized
appreciation
(depreciation)
included in
earnings
Transfers into
Level 3
Transfers out of
Level 3 Ending Balance
Net change
in unrealized
appreciation
(depreciation) for
investments in
Level 3 securities
still held at
August 31, 2026
Assets
Asset-Backed Securities $ (356,216) $ 7,200,954 $ (1,445,697) $ 143,611,755 $ (278,343)
Corporate Bonds (337,661) — — 65,330,279 (337,661)
Senior Floating Rate Interests 1,994,347 9,666,562 (12,414,503) 151,499,086 168,236
Warrants 1 — — 44 1
Common Stocks (1,486,342) — (6) 1,468,154 (1,472,782)
Preferred Stocks (50,932) 6,817,774 (32,620) 18,070,708 (75,397)
Collateralized Mortgage Obligations (49,914) — — 2,432,541 (49,914)
Unfunded Loan Commitments (5,849) — — 528,135 (5,849)
Total Assets $ (292,566) $ 23,685,290 $ (13,892,826) $ 382,940,702 $ (2,051,709)
Liabilities
Unfunded Loan Commitments $ 107,389 $ — $ — $ (24,806) $ 63,784
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities may be subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name
Coupon Rate at
Next Reset Date
Next Rate
Reset Date
GCAT Trust 2022-NQM5, 5.71% due 08/25/67 6.71% 10/01/26
Mill City Securities Ltd. 2024-RS1, 4.00% due 11/01/69 7.00% 10/01/27
New York Mortgage Trust 2026-RR1, 6.88% due 09/28/65 9.88% 07/01/29
PRPM LLC 2026-3, 5.96% due 04/25/31 8.96% 04/01/29

August 31, 2026
SCHEDULE OF INVESTMENTS (Unaudited) (continued)
See notes to schedule of investments.
| 77
Guggenheim Strategic Opportunities Fund
Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under
Guggenheim Investments ("GI"), result in that company being considered an affiliated person, as defined in the Investment Company
Act of 1940 (“affiliated issuer”).
The Fund may invest in certain investment companies managed by GI. Additional information about the affiliated fund, including the most recent annual report on Form N-CSR is available publicly or upon request.
Transactions during the period ended August 31, 2026, in which the company is an affiliated issuer, were as follows:
Security Name
Value
05/31/26 Additions Reductions
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value
08/31/26
Shares /Face
Amount
08/31/26
Investment
Income
Common Stocks
Accuride Corp.* $ 309 $ — $ — $ — $ — $ 309 3,087,395 $ —
Accuride Liquidating
Trust* — — — — — — 190 —
BP Holdco LLC 56,300 — (12,104) (30,636) (13,560) — — —
Closed-End Mutual
Funds
Guggenheim Active
Allocation Fund 15,390,000 — — — (1,064,000) 14,326,000 950,000 338,438
Senior Floating
Rate Interests
Accuride
Intermediate Co.,
Inc., 8.15% (3
Month Term SOFR
+ 4.50%) (in-kind
rate was 8.15%) due
03/07/30 4,374,268 51,085 — — 236,396 4,661,749 2,400,686 1,990
$ 19,820,877 $ 51,085 $ (12,104) $ (30,636) $ (841,164) $ 18,988,058 $ 340,428
*
Non-income producing security.

INVESTMENTS (Unaudited)
NOTES TO SCHEDULE OF
78 |
August 31, 2026
Note 1 ‒ Organization and Significant Accounting Policies
Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended
(the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is considered fundamental and may not be changed without shareholder approval.
For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.
Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment
Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund  (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Fund Valuation Procedures”).
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Guggenheim Funds
Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund
Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund’s securities and/or other assets. The Valuation Procedures may be amended and potentially adversely affected as the Fund seeks to comply with regulations that apply to the valuation practices of registered investment companies.

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services appointed pursuant to the processes set forth in the Valuation
Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the
Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the independent third-party pricing services.
If the independent third-party pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.
In general, portfolio securities and assets of the Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of the Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price the Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset.
Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq
Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.
Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
80 |
August 31, 2026
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the
NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADRs”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by an independent third-party pricing service in valuing foreign securities.
Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent third-party pricing service.
U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.
CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third-party pricing service.
Typically, loans are valued using information provided by independent third-party pricing services that use broker quotes, among other inputs. If the independent third-party pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser. As the Fund invests in loans or asset-backed securities as part of its investment strategies, it may have a significant amount of these instruments that are fair valued by the Adviser.
Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.
Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued using a price provided by a pricing service.
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange.
However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.
Interest rate swap agreements entered into by the Fund are valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by an independent third-party pricing service.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
The Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third-party pricing services as of a time that is prior to the time when the Fund determines its NAV. There can be no assurance in each case that significant events will be identified.
Valuations of the Fund’s securities and other assets are supplied primarily by independent third-party pricing services pursuant to the processes set forth in the Valuation Designee
Procedures. Valuations provided by the independent third-party pricing services are generally based on methods designed to approximate the amount that the Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Fund, independent third-party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third-party pricing services face the same challenges as the Fund in valuing securities and assets and may rely on limited available information. If the independent third-party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. The
Fund may also use third-party service providers to model certain securities to determine fair market value. While the Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, the Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.
Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval).
Although quotes from broker-dealers and vendor prices based on broker quotes are typically
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
82 |
August 31, 2026
received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the
SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears.
There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.
Note 2 ‒ Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Note 1 ‒ Organization and Significant Accounting Policies (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”
Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level
1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent third-party pricing services are used to value a majority of the Fund’s investments. When values are not available from an independent third-party pricing service, they will be determined using a variety of sources and techniques, including: market prices;
broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated
in this report.
Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support such quotes.
Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
Certain loans and other securities are valued using a single daily broker quote or a price from an independent third-party pricing service based on a single daily or monthly broker quote.
Private funds are valued using the net asset value (or its equivalent) as a practical expedient to estimate fair value of investments in private funds, provided certain conditions are met.
As such, the Fund’s investments in private funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each private fund as reported by
Note 2 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
the administrators and/or investment managers of the underlying private funds. As needed, the reported net asset value is adjusted for investment activity subsequent to the most recent net asset value provided by the private funds' management.
The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.
Note 3 ‒ Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices.
Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging)
purposes, for diversification purposes, to change the duration of the Fund, for leverage purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund utilized derivatives for the following purposes:
Duration : the use of an instrument to manage the interest rate risk of a portfolio.
Hedge : an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income : the use of an instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure : the use of an instrument to obtain exposure to a listed or other type of index.
Speculation : the use of an instrument to express macro-economic and other investment views.
To the extent the Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is
Note 2 ‒ Fair Value Measurement (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.
The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with the Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange;
and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-
traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Fund's Schedule of
Investments.
Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. If the Fund utilizes centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
Credit default swaps are instruments which allow for the full or partial transfer of third-party credit risk, with respect to a particular entity or entities, from one counterparty to the other.
The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund if
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
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August 31, 2026
the Fund is selling the credit protection. If the Fund utilizes centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third-party issuer.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Fund monitors the counterparty credit risk associated with each such financial institution.
Foreign Investments
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S.
dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
88 |
August 31, 2026
In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts.
However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S.
dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations.
Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash.
At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to seek to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.
Note 3 ‒ Derivatives (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 89
August 31, 2026
Note 4 ‒ Unfunded Loan Commitments and Other Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2026. The Fund is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of August 31, 2026, were as follows:
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Akso Health
Group 12/31/44 1,000,000 $ 1,000,000 $ 997,105 $ (2,895)
Aman OBH1L
Mortgage 01/02/40 14,120,389 13,991,335 13,993,510 2,175
Azuria Water
Solutions, Inc. 04/25/33 232,400 231,841 231,180 (661)
Azurite
Intermediate
Holdings, Inc. 03/19/31 461,111 419,396 429,296 9,900
Cliffwater LLC 10/07/30 640,000 596,102 597,573 1,471
Cooper
Consumer
Health SAS 11/19/32 EUR 1,000,000 1,015,315 1,130,929 115,614
Datix Bidco Ltd. 10/30/30 997,500 884,584 910,901 26,317
Datix Bidco Ltd. 04/30/31 1,180,000 1,180,000 1,173,635 (6,365)
Hanger, Inc. 10/23/31 156,548 155,864 157,577 1,713
HIG Operations
Holdings, Inc. 06/11/31 475,750 474,708 471,120 (3,588)
HSO Group BV 11/17/32 EUR 298,039 341,068 338,643 (2,425)
Kerridge
Commercial
Systems Bidco
Ltd. 11/21/32 GBP 2,500,000 3,091,611 3,387,000 295,389
Kroll, Inc. 09/13/32 358,333 334,709 358,333 23,624
Liquid Tech
Solutions
Holdings LLC 10/12/32 226,284 225,246 225,436 190
Mahseer
Holdings LLC 03/16/33 137,931 137,373 138,380 1,007
MB2 Dental
Solutions LLC 02/13/31 348,000 309,918 320,365 10,447
Merative, LP 09/30/32 571,795 557,885 571,794 13,909
Polaris Newco
LLC 03/03/28 256,000 256,000 256,000 —
Powergrid
Services LLC 07/01/32 114,828 114,828 114,299 (529)
Powergrid
Services LLC 07/01/30 1,183,000 1,115,482 1,121,338 5,856
Salas O'Brien,
Inc. 01/31/33 71,429 71,049 71,607 558
Secretariat
Advisors LLC 02/28/32 188,172 187,329 178,998 (8,331)
SHO Holding I
Corp. 06/30/29 295,159 276,192 295,160 18,968

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
90 |
August 31, 2026
As of August 31, 2026, the Fund has committed to invest additional capital in the future and is obligated to fund the following commitments for each respective private fund:
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the
Board:
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
US Fertility
Enterprises
LLC 12/10/32 130,737 $ 130,122 $ 131,119 $ 997
Vacation Rental
Brands
Holdings 05/06/32 1,529,489 1,516,250 1,516,238 (12)
$503,329
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR — Euro
GBP — British Pound
Private Funds
Commitment
Amount
Ares Global Loan Funding 1 $3,168,317
BCM CLO, LP 9,718,750
Coller Capital Ltd. 514,339
FTAI Aircraft Leasing Offshore SPV, LP 12,975,000
HPC NAV I 2025 21,553,394
Restricted Securities Acquisition Date Cost Value
Atlas Mara Ltd.
due 12/31/20
β
10/01/15 $ 504,322 $ —
CBC Insurance Revenue
Securitization LLC
2016-1
, 5.25% due 07/15/46 08/09/19 239,357 215,405
Exide Technologies
due 12/31/49
β
07/02/19 266,471 3
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 22,732,080 22,763,440
Mirabela Nickel Ltd.
due 06/24/19
β
12/31/13 2,341,590 6,670
Nassau LLC
2019-1
, 3.98% due 08/15/34 08/16/19 321,760 306,262
$ 26,405,580 $ 23,291,780
β
Security is in default of interest and/or principal obligations.
Note 4 ‒ Unfunded Loan Commitments and Other Commitments  (continued)

INVESTMENTS (Unaudited)
(continued)
NOTES TO SCHEDULE OF
| 91
August 31, 2026
As of August 31, 2026, the Fund has committed to invest additional capital in the future and is obligated to fund the following commitments for each respective private fund:
Note 5 ‒ Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the
Board:
Borrower
Maturity
Date
Face
Amount
~
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
US Fertility
Enterprises
LLC 12/10/32 130,737 $ 130,122 $ 131,119 $ 997
Vacation Rental
Brands
Holdings 05/06/32 1,529,489 1,516,250 1,516,238 (12)
$503,329
~
The face amount is denominated in U.S. dollars unless otherwise indicated.
EUR — Euro
GBP — British Pound
Private Funds
Commitment
Amount
Ares Global Loan Funding 1 $3,168,317
BCM CLO, LP 9,718,750
Coller Capital Ltd. 514,339
FTAI Aircraft Leasing Offshore SPV, LP 12,975,000
HPC NAV I 2025 21,553,394
Restricted Securities Acquisition Date Cost Value
Atlas Mara Ltd.
due 12/31/20
β
10/01/15 $ 504,322 $ —
CBC Insurance Revenue
Securitization LLC
2016-1
, 5.25% due 07/15/46 08/09/19 239,357 215,405
Exide Technologies
due 12/31/49
β
07/02/19 266,471 3
Insured Lending 1 Ltd.
6.50% due 02/04/32 10/29/25 22,732,080 22,763,440
Mirabela Nickel Ltd.
due 06/24/19
β
12/31/13 2,341,590 6,670
Nassau LLC
2019-1
, 3.98% due 08/15/34 08/16/19 321,760 306,262
$ 26,405,580 $ 23,291,780
β
Security is in default of interest and/or principal obligations.
Note 6 ‒ Market Risks
The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting (or perceived to affect)
individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, deflation, adverse investor confidence or sentiment, general outlook for corporate earnings, changing economic, political (including geopolitical), social or financial market conditions, bank failures, increased instability or general uncertainty, extreme weather, natural/environmental or man-made disasters, or geological events, governmental actions, tariffs (which may be imposed by
U.S. and foreign governments) and trade disruptions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, terrorism, actual or threatened wars or other armed conflicts (such as the conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets.
The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)
92 |
August 31, 2026
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification
System, a widely recognized industry classification system provider. In the
Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as
Bloomberg Industry Classification System, Global Industry Classification
Standards and Barclays Global Classification Scheme.